UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-07972

Exact name of registrant as specified in charter: Delaware Group® Adviser Funds

Address of principal executive offices:
2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:
David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code: (800) 523-1918

Date of fiscal year end: October 31

Date of reporting period: April 30, 2010

Item 1. Reports to Stockholders

Semiannual report Delaware Diversified Income Fund April 30, 2010 Fixed income mutual fund
This semiannual report is for the information of Delaware Diversified Income Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Diversified Income Fund.

The figures in the semiannual report for Delaware Diversified Income Fund represent past results, which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

You should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The Delaware Diversified Income Fund prospectus contains this and other important information about the Fund. Prospectuses for all open-end funds in the Delaware Investments® Family of Funds are available from your financial advisor, online at www.delawareinvestments.com, or by phone at 800 523-1918. Please read the prospectus carefully before you invest or send money.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit www.delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Diversified Income Fund at www.delawareinvestments.com.

Manage your investments online
24-hour access to your account information Obtain share prices Check your account balance and recent transactions Request statements or literature Make purchases and redemptions

On January 4, 2010, Delaware Management Holdings, Inc., and its subsidiaries (collectively known by the marketing name of Delaware Investments) were sold by a subsidiary of Lincoln National Corporation to Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services. Please see your Fund’s prospectus and any supplements thereto for more complete information.

Investments in Delaware Diversified Income Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Table of contents
Disclosure of Fund expenses	1
Security type	3
Statement of net assets	5
Statement of operations	56
Statements of changes in net assets	58
Financial highlights	60
Notes to financial statements	70
Other Fund information	87
About the organization	96

Unless otherwise noted, views expressed herein are current as of April 30, 2010, and are subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2010 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Disclosure of Fund expenses
For the period November 1, 2009 to April 30, 2010

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2009 to April 30, 2010.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect for Class A and Class R shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

Delaware Diversified Income Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	11/1/09	4/30/10	Expense Ratio	11/1/09 to 4/30/10*
Actual Fund return
Class A	$1,000.00	$1,071.50	0.92%	$4.73
Class B	1,000.00	1,067.60	1.67%	8.56
Class C	1,000.00	1,067.50	1.67%	8.56
Class R	1,000.00	1,070.20	1.17%	6.01
Institutional Class	1,000.00	1,071.60	0.67%	3.44
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.23	0.92%	$4.61
Class B	1,000.00	1,016.51	1.67%	8.35
Class C	1,000.00	1,016.51	1.67%	8.35
Class R	1,000.00	1,018.99	1.17%	5.86
Institutional Class	1,000.00	1,021.47	0.67%	3.36

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181/365 (to reflect the one-half year period).

Security type
Delaware Diversified Income Fund	As of April 30, 2010

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may also represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type	Percentage of net assets
Agency Asset-Backed Securities	0.01%
Agency Collateralized Mortgage Obligations	1.45%
Agency Mortgage-Backed Securities	6.92%
Commercial Mortgage-Backed Securities	4.63%
Convertible Bonds	3.11%
Corporate Bonds	49.72%
Banking	7.51%
Basic Industry	3.78%
Brokerage	3.13%
Capital Goods	2.51%
Communications	8.64%
Consumer Cyclical	3.89%
Consumer Non-Cyclical	5.13%
Electric	2.66%
Energy	6.77%
Financials	3.08%
Industrials	0.08%
Insurance	0.63%
Natural Gas	0.19%
Real Estate	0.89%
Technology	0.26%
Transportation	0.57%
Municipal Bonds	0.11%
Non-Agency Asset-Backed Securities	5.83%
Non-Agency Collateralized Mortgage Obligations	2.09%
Regional Authorities	0.90%
Senior Secured Loans	8.78%
Sovereign Debt	7.42%
Supranational Banks	2.11%
U.S. Treasury Obligations	2.86%

Security type
Delaware Diversified Income Fund

Security type	Percentage of net assets
Common Stock	0.11%
Convertible Preferred Stock	0.06%
Preferred Stock	0.20%
Warrant	0.00%
Discount Note	7.73%
Securities Lending Collateral	5.25%
Total Value of Securities	109.29%
Obligation to Return Securities Lending Collateral	(5.36%)
Liabilities Net of Receivables and Other Assets	(3.93%)
Total Net Assets	100.00%

Statement of net assets
Delaware Diversified Income Fund	April 30, 2010 (Unaudited)

	Principal amount°		Value (U.S. $)
Agency Asset-Backed Securities – 0.01%
Fannie Mae Grantor Trust Series 2003-T4
2A5 5.407% 9/26/33	USD	756,794	$687,914
Fannie Mae Whole Loan
Series 2001-W2 AS5
6.473% 10/25/31		4,744	4,783
•Series 2002-W11 AV1
0.603% 11/25/32		27,051	27,006

Total Agency Asset-Backed Securities
(cost $761,747)			719,703

Agency Collateralized Mortgage Obligations – 1.45%
Fannie Mae
Series 1990-92 C 7.00% 8/25/20		1,946	2,162
Series 1996-46 ZA 7.50% 11/25/26		317,358	349,329
Series 2001-50 BA 7.00% 10/25/41		189,440	210,160
Series 2002-83 GH 5.00% 12/25/17		460,000	494,228
Series 2002-90 A2 6.50% 11/25/42		375,132	410,242
Series 2003-38 MP 5.50% 5/25/23		8,616,654	9,324,389
Series 2003-106 WE 4.50% 11/25/22		11,400,000	12,045,628
Series 2003-122 AJ 4.50% 2/25/28		513,179	534,433
Series 2005-110 MB 5.50% 9/25/35		3,901,136	4,223,583
Series 2009-94 AC 5.00% 11/25/39		5,995,610	6,252,268
•Series G-9 FA 1.181% 4/25/21		1,454	1,458
Fannie Mae Grantor Trust
•Series 1999-T2 A1 7.50% 1/19/39		28,986	32,517
Series 2001-T8 A2 9.50% 7/25/41		107,434	116,796
Series 2002-T4 A3 7.50% 12/25/41		308,681	351,222
Series 2002-T19 A1 6.50% 7/25/42		193,046	211,113
Series 2004-T1 1A2 6.50% 1/25/44		141,853	155,130
Fannie Mae Interest Strip
Series 265 2 9.00% 3/1/24		15,910	18,332
Fannie Mae Whole Loan
•Series 2002-W1 2A 7.50% 2/25/42		27,596	31,399
Series 2002-W6 2A 7.50% 6/25/42		54,678	62,213
Series 2003-W1 2A 7.50% 12/25/42		25,650	29,151
Series 2003-W10 1A4 4.505% 6/25/43		46,187	47,111
Series 2003-W15 2A7 5.55% 8/25/43		26,645	28,397
Series 2004-W9 2A1 6.50% 2/25/44		497,529	544,095
Series 2004-W11 1A2 6.50% 5/25/44		664,746	726,962

Statement of net assets
Delaware Diversified Income Fund

		Principal amount°		Value (U.S. $)
Agency Collateralized Mortgage Obligations (continued)
	Freddie Mac REMICs
	Series 1730 Z 7.00% 5/15/24	USD	487,453	$513,934
	Series 2326 ZQ 6.50% 6/15/31		1,350,598	1,480,914
	Series 2541 JB 5.00% 2/15/16		30,417	30,529
	Series 2557 WE 5.00% 1/15/18		4,181,000	4,502,248
	Series 2598 QD 5.50% 4/15/32		2,030,078	2,169,138
	Series 2621 QH 5.00% 5/15/33		35,000	35,350
	Series 2622 PE 4.50% 5/15/18		8,300,000	8,826,362
	Series 2624 QH 5.00% 6/15/33		40,000	41,840
	Series 2662 MA 4.50% 10/15/31		870,823	908,633
	Series 2687 PG 5.50% 3/15/32		2,750,000	2,935,393
	Series 2694 QG 4.50% 1/15/29		2,695,000	2,827,638
	Series 2717 MH 4.50% 12/15/18		125,000	132,402
	Series 2762 LG 5.00% 9/15/32		9,050,000	9,564,803
	Series 2809 DC 4.50% 6/15/19		3,135,709	3,322,854
	Series 2872 GC 5.00% 11/15/29		2,465,000	2,615,859
	Series 2890 PC 5.00% 7/15/30		2,175,000	2,307,141
	Series 3022 MB 5.00% 12/15/28		1,778,115	1,864,285
	Series 3123 HT 5.00% 3/15/26		50,000	52,819
	Series 3128 BC 5.00% 10/15/27		8,050,000	8,493,222
	Series 3131 MC 5.50% 4/15/33		2,075,000	2,239,992
	Series 3150 EQ 5.00% 5/15/26		45,000	46,917
	Series 3171 MG 6.00% 8/15/34		4,000,000	4,329,329
	Series 3173 PE 6.00% 4/15/35		1,135,000	1,236,801
	Series 3337 PB 5.50% 7/15/30		2,700,000	2,849,604
	Series 3416 GK 4.00% 7/15/22		593,927	617,117
•	Freddie Mac Strip Series 19 F
	1.642% 6/1/28		12,569	11,805
◆	Freddie Mac Structured Pass
	Through Securities
	Series T-42 A5 7.50% 2/25/42		147,607	167,949
	Series T-54 2A 6.50% 2/25/43		40,463	44,250
	Series T-58 2A 6.50% 9/25/43		936,126	1,026,667
	•Series T-60 1A4C 5.395% 3/25/44		19,589	20,100
•	Vendee Mortgage Trust Series
	2000-1 1A 6.809% 1/15/30		10,474	11,361

Total Agency Collateralized Mortgage
	Obligations (cost $95,688,137)			101,429,574

		Principal amount°		Value (U.S. $)
Agency Mortgage-Backed Securities – 6.92%
	Fannie Mae
	4.00% 9/1/13	USD	5,291	$5,419
	5.50% 1/1/13		705,710	718,127
	6.50% 8/1/17		318,369	342,758
	7.00% 11/15/16		215,282	229,863
•	Fannie Mae ARM
	2.696% 11/1/24		4,151	4,315
	2.853% 12/1/33		6,902	7,223
	2.925% 7/1/32		831	864
	2.959% 6/1/34		263,159	272,259
	2.975% 11/1/32		850	880
	3.044% 10/1/33		210,437	221,072
	3.096% 7/1/33		156,048	158,586
	3.423% 8/1/34		13,927	14,449
	3.869% 6/1/34		3,392	3,478
	4.727% 11/1/35		318,848	333,319
	4.995% 8/1/35		911,171	964,407
	5.086% 11/1/33		1,038,298	1,094,893
	5.099% 1/1/36		334,849	351,501
	5.112% 5/1/36		1,221,290	1,296,755
	5.133% 9/1/38		1,100,152	1,161,911
	5.139% 11/1/35		1,974,074	2,087,663
	5.149% 3/1/38		55,898	59,216
	5.352% 4/1/36		1,743,591	1,828,674
	5.476% 6/1/37		36,255	38,177
	5.661% 4/1/37		5,543,854	5,825,789
	5.888% 4/1/36		882,302	938,947
	5.929% 8/1/37		2,426,757	2,578,381
	6.031% 7/1/36		350,857	372,110
	6.102% 6/1/36		483,837	514,021
	6.307% 4/1/36		4,747	5,045
	6.32% 7/1/36		13,314	14,173
	6.383% 8/1/36		209,651	223,759
	Fannie Mae Balloon 7 yr
	4.00% 6/1/10		20,048	20,062
	4.50% 6/1/10		18,996	19,255
	4.50% 12/1/10		1,628	1,650
	Fannie Mae Relocation 15 yr 4.00% 9/1/20		1,552,484	1,544,797

Statement of net assets
Delaware Diversified Income Fund

	Principal amount°		Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae Relocation 30 yr
4.00% 3/1/35	USD	18,855	$18,296
5.00% 9/1/33		590,385	606,879
5.00% 11/1/33		623,038	640,444
5.00% 1/1/34		228,090	234,462
5.00% 8/1/34		305,859	314,404
5.00% 11/1/34		413,684	425,242
5.00% 4/1/35		1,155,673	1,187,960
5.00% 10/1/35		799,407	821,740
5.00% 1/1/36		1,495,417	1,537,196
Fannie Mae S.F. 15 yr
4.00% 5/1/19		9,202	9,566
4.50% 6/1/23		12,518,991	13,039,177
5.00% 9/1/20		13,864	14,762
5.00% 5/1/21		1,706,863	1,819,602
5.50% 4/1/23		382,035	408,673
5.50% 6/1/23		308,140	329,644
6.00% 9/1/21		10,085,489	10,882,276
6.00% 8/1/22		173,429	187,130
Fannie Mae S.F. 15 yr TBA 5.50% 5/1/25		58,165,000	62,154,771
Fannie Mae S.F. 20 yr
5.00% 8/1/28		20,304,461	21,450,902
Fannie Mae S.F. 30 yr
4.50% 3/1/39		4,782,615	4,833,480
5.00% 6/1/35		18,953	19,725
5.00% 7/1/35		37,897	39,441
5.00% 9/1/35		1,972,226	2,052,594
5.00% 12/1/36		18,491,900	19,245,445
5.00% 12/1/37		2,599,856	2,696,863
5.00% 1/1/38		4,607,432	4,779,347
5.00% 2/1/38		1,926,092	1,996,755
6.00% 10/1/33		3,027	3,279
6.00% 6/1/35		16,448	17,600
6.00% 6/1/38		470,810	501,153
6.50% 2/1/36		5,794,762	6,338,147
6.50% 3/1/36		4,277,148	4,634,958
6.50% 9/1/37		5,127,353	5,548,277
7.00% 8/1/32		186,334	208,533

		Principal amount°		Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
	Fannie Mae S.F. 30 yr (continued)
	7.00% 9/1/32	USD	109,068	$122,062
	7.00% 2/1/36		51,963	57,439
	7.00% 4/1/37		45,166	49,927
	7.00% 12/1/37		82,464	91,178
	7.50% 1/1/31		3,289	3,716
	7.50% 3/1/32		40,656	45,977
	7.50% 4/1/32		41,062	46,436
	7.50% 6/1/34		31,526	35,677
	7.50% 10/1/34		42,323	47,818
	Fannie Mae S.F. 30 yr TBA
	4.50% 5/1/40		24,675,000	25,642,729
	5.00% 5/1/40		18,500,000	19,147,500
	Freddie Mac
	6.50% 5/1/30		38,100,000	41,308,744
	7.00% 2/1/14		3,258	3,453
•	Freddie Mac ARM
	2.643% 12/1/33		423,695	440,689
	3.162% 12/1/33		120,547	125,002
	3.30% 3/1/36		224,704	234,986
	3.326% 4/1/33		3,745	3,906
	3.417% 4/1/34		45,908	47,826
	3.804% 5/1/35		352,485	363,860
	5.694% 7/1/36		1,060,468	1,120,199
	5.742% 8/1/37		33,716	35,627
	5.811% 10/1/36		299,181	317,039
	6.078% 10/1/37		2,052,458	2,201,952
	6.105% 10/1/37		52,176	55,970
	6.333% 2/1/37		2,095,662	2,214,212
	Freddie Mac Balloon 7 yr 3.00% 8/1/10		177,470	177,830
	Freddie Mac Relocation 15 yr
	3.50% 10/1/18		211,997	208,177
	Freddie Mac Relocation 30 yr
	5.00% 9/1/33		1,745,688	1,798,004
	6.50% 10/1/30		866	940
	Freddie Mac S.F. 15 yr
	4.00% 2/1/14		58,872	60,436
	4.50% 5/1/20		4,076,006	4,296,321

Statement of net assets
Delaware Diversified Income Fund

	Principal amount°		Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 15 yr (continued)
5.00% 6/1/18	USD	1,451,619	$1,543,091
5.00% 4/1/20		1,930,557	2,062,294
5.50% 7/1/14		3,665	3,833
Freddie Mac S.F. 30 yr
4.50% 10/1/35		3,770,217	3,834,467
5.00% 7/1/38		10,195,722	10,580,929
5.50% 5/1/26		35,910,000	37,929,938
6.00% 2/1/36		10,338,103	11,092,999
6.50% 10/1/32		4,198	4,617
6.50% 8/1/38		2,285,362	2,480,680
7.00% 11/1/33		512,524	571,566
Freddie Mac S.F. 30 yr TBA
5.00% 5/1/40		20,440,000	21,177,761
6.00% 5/1/40		87,415,000	93,561,324
GNMA I S.F. 30 yr
7.00% 5/15/28		241,197	270,390
7.00% 12/15/34		4,939,421	5,438,345
7.50% 10/15/30		3,018	3,411
7.50% 2/15/32		778	880
9.50% 9/15/17		5,553	6,295
10.00% 7/15/17		3,918	4,360
Total Agency Mortgage-Backed Securities
(cost $474,504,739)			483,125,333

Commercial Mortgage-Backed Securities – 4.63%
# American Tower Trust 144A
Series 2007-1A AFX 5.42% 4/15/37		5,951,000	6,334,645
Series 2007-1A D 5.957% 4/15/37		1,190,000	1,254,784
Bank of America Commercial
Mortgage Securities
Series 2004-2 A3 4.05% 11/10/38		7,109,664	7,229,923
• Series 2004-3 A5 5.595% 6/10/39		5,570,000	5,871,523
Series 2004-4 A4 4.502% 7/10/42		500,000	507,666
Series 2004-5 A3 4.561% 11/10/41		20,000	20,513
• Series 2005-1 A5 5.299% 11/10/42		14,810,000	15,490,885
• Series 2005-6 A4 5.35% 9/10/47		6,405,000	6,756,688
• Series 2006-2 A4 5.928% 5/10/45		7,622,000	7,995,348
Series 2006-4 A4 5.634% 7/10/46		6,730,000	6,928,244

			Principal amount°		Value (U.S. $)
Commercial Mortgage-Backed Securities (continued)
	Bear Stearns Commercial
		Mortgage Securities
	•	Series 2005-PW10 A4 5.405% 12/11/40	USD	12,834,000	$13,317,988
	•	Series 2005-T20 A4A 5.297% 10/12/42		13,200,000	13,911,927
	•	Series 2006-PW12 A4 5.906% 9/11/38		7,235,000	7,662,900
		Series 2006-PW14 A4 5.201% 12/11/38		8,145,000	8,231,845
		Series 2007-PW15 A4 5.331% 2/11/44		7,730,000	7,637,330
	•	Series 2007-PW16 A4 5.908% 6/11/40		8,000,000	8,146,188
	•	Series 2007-T28 A4 5.742% 9/11/42		10,095,000	10,612,021
•	Citigroup Commercial Mortgage Trust
		Series 2004-C1 A4 5.546% 4/15/40		6,220,000	6,598,343
◆	Commercial Mortgage Pass
		Through Certificates
	•#	Series 2001-J1A A2 144A
		6.457% 2/16/34		1,464,261	1,480,060
	•	Series 2005-C6 A5A 5.116% 6/10/44		9,845,000	10,149,560
		Series 2006-C7 A2 5.69% 6/10/46		1,075,000	1,102,231
•#	Credit Suisse First Boston Mortgage
		Securities Series 2001-SPGA A2
		144A 6.515% 8/13/18		1,491,000	1,569,379
•	Credit Suisse Mortgage Capital
		Certificates Series 2006-C1 AAB
		5.681% 2/15/39		640,000	672,316
#	Crown Castle Towers Series 2006-1A B
		144A 5.362% 11/15/36		4,085,000	4,271,897
	First Union National Bank-Bank of
		America Commercial Mortgage Trust
		Series 2001-C1 C 6.403% 3/15/33		30,000	30,603
	General Electric Capital Commercial
		Mortgage Series 2002-1A A3
		6.269% 12/10/35		4,170,000	4,429,770
	Goldman Sachs Mortgage Securities II
		Series 2004-GG2 A3 4.602% 8/10/38		58,786	59,372
	•	Series 2004-GG2 A5 5.279% 8/10/38		500,000	525,362
	•	Series 2004-GG2 A6 5.396% 8/10/38		6,940,000	7,307,247
		Series 2005-GG4 A4 4.761% 7/10/39		8,059,350	8,205,800
		Series 2005-GG4 A4A 4.751% 7/10/39		24,749,000	25,303,582
	•	Series 2006-GG6 A4 5.553% 4/10/38		6,240,000	6,390,106

Statement of net assets
Delaware Diversified Income Fund

			Principal amount°		Value (U.S. $)
Commercial Mortgage-Backed Securities (continued)
•	Greenwich Capital Commercial Funding
		Series 2004-GG1 A7 5.317% 6/10/36	USD	5,035,000	$5,324,596
		Series 2005-GG5 A5 5.224% 4/10/37		9,745,000	9,899,622
	JPMorgan Chase Commercial
		Mortgage Securities
		Series 2002-C1 A3 5.376% 7/12/37		5,035,000	5,306,711
		Series 2002-C2 A2 5.05% 12/12/34		3,226,000	3,388,554
		Series 2003-C1 A2 4.985% 1/12/37		1,740,000	1,834,053
	•	Series 2005-CB11 A4 5.335% 8/12/37		2,280,000	2,413,182
	•	Series 2005-LDP3 A4A 4.936% 8/15/42		3,680,000	3,810,290
	•	Series 2005-LDP4 A4 4.918% 10/15/42		3,761,000	3,875,718
	•	Series 2005-LDP5 A4 5.344% 12/15/44		20,570,000	21,604,568
	Lehman Brothers-UBS Commercial
		Mortgage Trust
		Series 2002-C1 A4 6.462% 3/15/31		1,320,000	1,407,970
		Series 2003-C8 A2 4.207% 11/15/27		31,631	31,807
		Series 2004-C1 A4 4.568% 1/15/31		10,385,000	10,688,248
		Series 2004-C4 A4 5.473% 6/15/29		2,925,000	3,067,063
	Merrill Lynch Mortgage Trust
	#	Series 2002-MW1 J 144A
		5.695% 7/12/34		30,000	13,026
		Series 2005-CIP1 A2 4.96% 7/12/38		391,420	396,759
	•	Series 2005-CKI1 A6 5.405% 11/12/37		1,660,000	1,741,120
	•	Series 2006-C1 ASB 5.838% 5/12/39		605,000	644,296
	Merrill Lynch/Countrywide Commercial
		Mortgage Trust Series 2007-5 A1
		4.275% 8/12/48		278,532	281,227
	Morgan Stanley Capital I
	•#	Series 1999-FNV1 G 144A
		6.12% 3/15/31		268,656	268,984
	•	Series 2004-T15 A4 5.27% 6/13/41		2,585,000	2,689,649
		Series 2005-HQ6 A4A 4.989% 8/13/42		110,000	113,863
	•	Series 2006-HQ9 A4 5.731% 7/12/44		8,340,000	8,671,972
	•	Series 2007-IQ14 A4 5.692% 4/15/49		1,645,000	1,599,350
	•	Series 2007-T27 A4 5.802% 6/11/42		23,548,500	24,696,457
•#	Morgan Stanley Dean Witter Capital I
		Series 2001-TOP1 E 144A
		7.592% 2/15/33		185,000	186,485

		Principal amount°		Value (U.S. $)
Commercial Mortgage-Backed Securities (continued)
#	SBA Commercial Mortgage-Backed
	Securities Trust Series 2006-1A B
	144A 5.451% 11/15/36	USD	400,000	$415,174
	Wachovia Bank Commercial
	Mortgage Trust
	• Series 2005-C20 A5 5.087% 7/15/42		95,000	96,868
	Series 2006-C28 A2 5.50% 10/15/48		2,990,000	3,065,125
Total Commercial Mortgage-Backed
	Securities (cost $293,319,761)			323,538,783

Convertible Bonds – 3.11%
	Advanced Micro Devices 6.00% exercise
	price $28.08, expiration date 5/1/15		6,150,000	5,957,813
	Alaska Communications Systems Group
	5.75% exercise price $12.90,
	expiration date 3/1/13		4,105,000	3,940,800
	Alcatel-Lucent USA 2.875%
	exercise price $15.35,
	expiration date 6/15/25		7,635,000	6,766,519
	Amgen 0.375% exercise price $79.48,
	expiration date 2/1/13		9,639,000	9,747,438
*	ArvinMeritor 4.00% exercise price
	$26.73, expiration date 2/15/27		8,305,000	7,412,213
	Beazer Homes USA 4.625% exercise
	price $49.64, expiration date 6/15/24		2,227,000	2,218,649
	Bristow Group 3.00% exercise price
	$77.34, expiration date 6/14/38		5,005,000	4,529,525
	Century Aluminum 1.75% exercise price
	$30.54, expiration date 8/1/24		885,000	835,219
	Chesapeake Energy 2.25%
	exercise price $85.89,
	expiration date 12/15/38		7,861,000	5,846,619
*#	Digital Realty Trust 144A 5.50% exercise
	price $43.00, expiration date 4/15/29		5,811,000	8,469,532

Statement of net assets
Delaware Diversified Income Fund

		Principal amount°		Value (U.S. $)
Convertible Bonds (continued)
	Euronet Worldwide 3.50%
	exercise price $40.48,
	expiration date 10/15/25	USD	1,050,000	$1,008,000
	Ford Motor 4.25% exercise price $9.30,
	expiration date 11/15/16		2,170,000	3,387,913
#	Gaylord Entertainment 144A
	3.75% exercise price $27.25,
	expiration date 9/29/14		5,013,000	6,999,401
	Health Care REIT 4.75% exercise price
	$50.00, expiration date 7/15/27		5,702,000	6,343,475
Φ	Hologic 2.00% exercise price $38.59,
	expiration date 12/15/37		14,426,000	13,055,529
*	Intel 2.95% exercise price $31.14,
	expiration date 12/15/35		4,060,000	4,131,050
#	International Game Technology 144A
	3.25% exercise price $19.97,
	expiration date 5/1/14		7,536,000	9,636,659
	Inverness Medical Innovations
	3.00% exercise price $43.98,
	expiration date 5/15/16		5,811,000	6,195,979
*	Jefferies Group 3.875% exercise price
	$39.20, expiration date 11/1/29		7,610,000	7,933,425
	L-3 Communications Holdings
	3.00% exercise price $100.14,
	expiration date 8/1/35		128,000	134,880
*#	L-3 Communications Holdings 144A
	3.00% exercise price $100.14,
	expiration date 8/1/35		1,000	1,054
*	Leap Wireless International
	4.50% exercise price $93.21,
	expiration date 7/15/14		9,908,000	8,719,039
	Level 3 Communications 5.25% exercise
	price $3.98, expiration date 12/15/11		1,356,000	1,342,440
#	Lexington Realty Trust 144A
	6.00% exercise price $7.09,
	expiration date 1/15/30		4,405,000	5,008,441

		Principal amount°		Value (U.S. $)
Convertible Bonds (continued)
	LifePoint Hospitals 3.25% exercise price
	$61.22, expiration date 8/15/25	USD	5,670,000	$5,634,563
	Linear Technology 3.00% exercise price
	$46.13, expiration date 5/1/27		7,575,000	7,593,938
	Medtronic 1.625% exercise price
	$54.79, expiration date 4/15/13		3,977,000	4,230,534
†	Mirant (Escrow) 2.50% exercise price
	$67.95, expiration date 6/15/21		695,000	0
	National City 4.00% exercise price
	$482.50, expiration date 2/1/11		7,842,000	7,998,840
	National Retail Properties
	5.125% exercise price $25.42,
	expiration date 6/15/28		4,661,000	5,202,841
	NII Holdings 3.125% exercise price
	$118.32, expiration date 6/15/12		7,172,000	6,849,260
*	Peabody Energy 4.75% exercise price
	$58.44, expiration date 12/15/41		7,665,000	8,421,919
	Rayonier TRS Holdings 3.75%
	exercise price $54.81,
	expiration date 10/15/12		1,792,000	2,009,280
*#	Rayonier TRS Holdings 144A
	4.50% exercise price $50.24,
	expiration date 8/15/15		4,590,000	5,496,525
	SanDisk 1.00% exercise price $82.36,
	expiration date 5/15/13		9,356,000	8,338,535
#	SBA Communications 144A
	4.00% exercise price $30.38
	expiration date 10/1/14		2,782,000	3,724,403
#	Sino-Forest 144A 5.00% exercise price
	$20.29, expiration date 8/1/13		5,259,000	5,955,818
	Transocean
	1.50% exercise price $168.61
	expiration date 12/15/37		2,710,000	2,628,178
	1.625% exercise price $168.61,
	expiration date 12/15/37		3,540,000	3,491,325
	VeriSign 3.25% exercise price $34.37,
	expiration date 8/15/37		10,928,000	10,354,279
Total Convertible Bonds (cost $199,563,418)				217,551,850

Statement of net assets
Delaware Diversified Income Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds – 49.72%
Banking – 7.51%
#	Achmea Hypotheekbank 144A
	3.20% 11/3/14	USD	33,175,000	$33,852,831
	AgriBank 9.125% 7/15/19		10,963,000	12,620,869
*•	BAC Capital Trust XIV 5.63% 12/31/49		9,480,000	7,015,200
#	Banco Santander Brasil 144A
	4.50% 4/6/15		3,532,000	3,443,700
	Bank of America
	5.30% 3/15/17		15,222,000	15,109,951
	5.75% 12/1/17		25,000	25,580
	6.10% 6/15/17		13,773,000	14,359,689
	Barclays Bank 6.75% 5/22/19		4,341,000	4,882,262
#	Barclays Bank 144A 6.05% 12/4/17		36,201,000	37,782,621
	BB&T 5.25% 11/1/19		9,089,000	9,268,962
	BB&T Capital Trust II 6.75% 6/7/36		13,085,000	13,444,523
•	BB&T Capital Trust IV 6.82% 6/12/57		5,125,000	4,939,219
@#	CoBank ACB 144A 7.875% 4/16/18		10,520,000	11,510,605
	Credit Suisse 5.40% 1/14/20		25,340,000	25,846,420
	Credit Suisse/New York 6.00% 2/15/18		4,915,000	5,261,483
	Export-Import Bank of Korea
	5.875% 1/14/15		2,350,000	2,555,383
*#	Export-Import Bank of Korea 144A
	5.25% 2/10/14		10,280,000	10,930,714
#	Industrial Bank of Korea 144A
	7.125% 4/23/14		2,007,000	2,270,985
	JPMorgan Chase Bank 5.875% 6/13/16		4,450,000	4,801,893
	JPMorgan Chase Capital XVIII
	6.95% 8/17/36		7,345,000	7,519,958
	JPMorgan Chase Capital XXII
	6.45% 2/2/37		6,460,000	6,116,993
	JPMorgan Chase Capital XXV
	6.80% 10/1/37		29,350,000	29,514,975
	KeyBank 6.95% 2/1/28		19,095,000	18,810,007
	Korea Development Bank
	* 4.375% 8/10/15		5,560,000	5,693,340
	@ 5.30% 1/17/13		760,000	811,561
	8.00% 1/23/14		6,300,000	7,299,489
#	Lloyds TSB Bank 144A 5.80% 1/13/20		10,450,000	10,375,711

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Banking (continued)
#	National Agricultural Cooperative
	Federation 144A 5.00% 9/30/14	USD	5,337,000	$5,589,579
•	National City Bank 0.622% 6/7/17		2,650,000	2,368,536
#	NIBC Bank 144A 2.80% 12/2/14		1,000,000	1,003,193
	PNC Bank 6.875% 4/1/18		10,439,000	11,652,722
	PNC Funding
	5.125% 2/8/20		13,800,000	14,077,477
	5.25% 11/15/15		1,335,000	1,421,094
	5.625% 2/1/17		7,162,000	7,444,161
•#	PNC Preferred Funding Trust I 144A
	6.113% 3/29/49		13,400,000	10,831,676
•#	Rabobank Nederland 144A
	11.00% 12/29/49		18,476,000	23,838,105
	Regions Financial
	5.75% 6/15/15		6,275,000	6,288,071
	*7.75% 11/10/14		15,865,000	17,148,415
	Rentenbank 6.00% 7/15/14	AUD	7,587,000	6,989,415
	Silicon Valley Bank
	5.70% 6/1/12	USD	7,302,000	7,642,207
	6.05% 6/1/17		6,300,000	5,985,491
	U.S. Bank North America
	4.95% 10/30/14		805,000	873,419
•	USB Capital IX 6.189% 10/29/49		30,168,000	26,510,130
#	VTB Capital 144A 6.875% 5/29/18		4,212,000	4,369,950
	Wachovia
	5.25% 8/1/14		7,130,000	7,571,318
	*5.625% 10/15/16		20,500,000	21,901,319
•	Wells Fargo Capital XIII 7.70% 12/29/49		26,041,000	27,212,844
	Zions Bancorp
	5.50% 11/16/15		2,295,000	2,202,906
	5.65% 5/15/14		2,398,000	2,304,114
	*7.75% 9/23/14		3,305,000	3,449,058
				524,740,124
Basic Industry – 3.78%
#	Algoma Acquisition 144A 9.875% 6/15/15		5,693,000	5,465,280
	Century Aluminum 8.00% 5/15/14		5,396,050	5,355,580
	CF Industries 7.125% 5/1/20		4,865,000	5,132,575

Statement of net assets
Delaware Diversified Income Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
#	Compass Minerals International 144A
	8.00% 6/1/19	USD	3,575,000	$3,740,344
*	Cytec Industries 8.95% 7/1/17		17,015,000	20,828,538
	Dow Chemical 8.55% 5/15/19		21,840,000	26,730,521
#	Essar Steel Algoma 144A
	9.375% 3/15/15		765,000	787,950
#	Evraz Group 144A 9.50% 4/24/18		3,570,000	3,802,050
#	FMG Finance 144A 10.625% 9/1/16		14,094,000	16,630,920
	Freeport-McMoRan Copper & Gold
	8.375% 4/1/17		4,075,000	4,575,170
#	Georgia-Pacific 144A 8.25% 5/1/16		1,890,000	2,079,000
#	Gerdau Holdings 144A 7.00% 1/20/20		3,112,000	3,271,490
#	Hexion Finance Escrow 144A
	8.875% 2/1/18		4,820,000	4,765,775
*	Hexion US Finance 9.75% 11/15/14		6,467,000	6,709,513
	Huntsman International
	7.375% 1/1/15		5,939,000	5,909,305
	7.875% 11/15/14		4,549,000	4,639,980
*	International Paper 9.375% 5/15/19		16,995,000	21,652,394
	Lubrizol 6.50% 10/1/34		1,089,000	1,129,038
#	MacDermid 144A 9.50% 4/15/17		3,851,000	3,995,413
*#	Momentive Performance Material 144A
	12.50% 6/15/14		3,329,000	3,761,770
*	NewPage 11.375% 12/31/14		146,000	150,745
#	NewPage 144A 11.375% 12/31/14		6,926,000	7,151,095
•	Noranda Aluminum Acquisition PIK
	5.274% 5/15/15		4,651,768	4,035,409
	Novelis
	8.25% 2/15/15		4,086,000	4,045,140
	11.50% 2/15/15		4,715,000	5,210,075
*#	PE Paper Escrow 144A 12.00% 8/1/14		1,215,000	1,387,436
=@	Port Townsend 7.32% 8/27/12		577,448	418,650
	Reliance Steel & Aluminum
	6.85% 11/15/36		7,757,000	6,971,782
	Ryerson
	•7.624% 11/1/14		1,461,000	1,375,166
	12.25% 11/1/15		5,157,000	5,601,791
*	Southern Copper 7.50% 7/27/35		9,329,000	10,005,035

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
	Steel Dynamics
	6.75% 4/1/15	USD	3,130,000	$3,208,250
	*7.75% 4/15/16		6,945,000	7,283,569
	Teck Resources
	9.75% 5/15/14		10,300,000	12,566,000
	10.25% 5/15/16		1,581,000	1,913,010
	10.75% 5/15/19		7,396,000	9,245,000
	Vale Overseas
	6.875% 11/21/36		8,782,000	9,241,536
	6.875% 11/10/39		14,110,000	14,874,974
#	Voto-Votorantim Overseas Trading
	Operations 144A 6.625% 9/25/19		8,669,000	8,799,035
				264,446,304
Brokerage – 3.13%
	Bear Stearns
	•4.63% 12/7/12	AUD	6,340,000	5,756,518
	6.40% 10/2/17	USD	2,300,000	2,548,326
#	Cemex Finance 144A 9.50% 12/14/16		4,475,000	4,542,125
	Citigroup
	6.01% 1/15/15		16,505,000	17,608,227
	*6.375% 8/12/14		22,022,000	23,779,753
*	E Trade Financial PIK 12.50% 11/30/17		7,019,000	8,422,800
	Goldman Sachs Group
	*5.375% 3/15/20		24,245,000	23,594,313
	*5.95% 1/18/18		1,611,000	1,655,038
	*6.15% 4/1/18		5,010,000	5,197,970
	6.25% 9/1/17		8,958,000	9,389,668
	Jefferies Group
	6.25% 1/15/36		7,998,000	7,066,545
	6.45% 6/8/27		16,085,000	14,826,799
	JPMorgan Chase
	•4.44% 6/21/12	AUD	14,500,000	13,204,869
	*6.00% 10/1/17	USD	6,970,000	7,491,279
	7.00% 6/28/17	RUB	592,000,000	18,714,015
	Lazard Group
	6.85% 6/15/17	USD	14,411,000	14,671,998
	*7.125% 5/15/15		1,837,000	1,945,864

Statement of net assets
Delaware Diversified Income Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Brokerage (continued)
	Morgan Stanley
	5.375% 10/15/15	USD	14,323,000	$14,855,844
	6.00% 4/28/15		17,353,000	18,563,285
	6.25% 8/28/17		4,620,000	4,792,853
				218,628,089
Capital Goods – 2.51%
	Allied Waste North America
	6.875% 6/1/17		15,607,000	17,231,032
	7.125% 5/15/16		14,371,000	15,701,667
	AMH Holdings 11.25% 3/1/14		2,524,000	2,618,650
	Anixter 10.00% 3/15/14		1,765,000	2,001,069
#	Associated Materials 144A
	9.875% 11/15/16		19,000	20,900
#	BAE Systems Holdings 144A
	4.95% 6/1/14		1,875,000	1,979,858
	5.20% 8/15/15		4,780,000	5,018,900
*	BWAY 10.00% 4/15/14		3,854,000	4,239,400
•#	C8 Capital 144A 6.64% 12/31/49		5,835,000	4,268,017
#	Case New Holland 144A 7.75% 9/1/13		4,069,000	4,302,968
	Casella Waste Systems 9.75% 2/1/13		3,936,000	3,985,200
#	Casella Waste Systems 144A
	11.00% 7/15/14		2,672,000	2,912,480
	Crown Americas 7.625% 11/15/13		2,117,000	2,193,741
*	Graham Packaging 9.875% 10/15/14		8,181,000	8,569,597
*#	Graham Packaging 144A 8.25% 1/1/17		2,600,000	2,642,250
*	Graphic Packaging International
	9.50% 8/15/13		8,265,000	8,533,613
	Greif 7.75% 8/1/19		2,360,000	2,495,700
	Intertape Polymer 8.50% 8/1/14		2,876,000	2,473,360
	Jabil Circuit 7.75% 7/15/16		1,152,000	1,226,880
	L-3 Communications 6.125% 7/15/13		2,028,000	2,068,560
*#	Meccanica Holdings USA 144A
	6.25% 7/15/19		8,020,000	8,679,716
*	NXP BV/NXP Funding 9.50% 10/15/15		5,790,000	5,703,150
	Owens-Brockway Glass Container
	7.375% 5/15/16		1,310,000	1,395,150

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Capital Goods (continued)
#	Plastipak Holdings 144A
	8.50% 12/15/15	USD	3,488,000	$3,579,560
	10.625% 8/15/19		3,612,000	4,031,895
	Ply Gem Industries 11.75% 6/15/13		4,950,000	5,290,313
#	Ply Gem Industries 144A 13.125% 7/15/14		7,270,000	7,597,150
	Pregis 13.375% 10/15/13		7,763,000	7,879,445
*	RBS Global/Rexnord 11.75% 8/1/16		3,934,000	4,292,978
*	Sanmina-SCI 8.125% 3/1/16		7,609,000	7,742,158
	Smurfit Kappa Funding 7.75% 4/1/15		3,751,000	3,680,669
*	Solo Cup 8.50% 2/15/14		3,311,000	3,344,110
*	Terex 8.00% 11/15/17		4,425,000	4,336,500
	Thermadyne Holdings 11.50% 2/1/14		3,148,000	3,226,700
	Thermo Fisher Scientific
	3.20% 5/1/15		4,305,000	4,335,458
	4.70% 5/1/20		1,330,000	1,354,852
#	TriMas 144A 9.75% 12/15/17		3,348,000	3,469,365
#	USG 144A 9.75% 8/1/14		913,000	990,605
				175,413,616
Communications – 8.64%
	Affinion Group 11.50% 10/15/15		3,596,000	3,811,760
	America Movil SAB de CV 5.625% 11/15/17		7,033,000	7,540,340
*	American Tower 7.00% 10/15/17		14,670,000	16,467,075
	AT&T
	6.50% 9/1/37		23,185,000	24,782,470
	*6.70% 11/15/13		785,000	899,550
#	Cablevision Systems 144A 8.625% 9/15/17		3,296,000	3,493,760
#	Cequel Communications Holdings I
	144A 8.625% 11/15/17		2,360,000	2,413,100
*#	Charter Communications Operating
	144A 10.875% 9/15/14		6,673,000	7,573,855
	Cincinnati Bell
	7.00% 2/15/15		4,690,000	4,619,650
	8.25% 10/15/17		5,995,000	6,114,900
	Citizens Communications
	6.25% 1/15/13		1,495,000	1,536,113
	7.125% 3/15/19		4,786,000	4,642,420

Statement of net assets
Delaware Diversified Income Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Communications (continued)
*	Clear Channel Communications
	10.75% 8/1/16	USD	4,865,000	$4,104,844
#	Clearwire Communications 144A
	12.00% 12/1/15		14,198,000	14,812,005
*#	Columbus International 144A
	11.50% 11/20/14		7,905,000	8,725,539
	Comcast
	5.85% 11/15/15		22,385,000	24,870,047
	6.30% 11/15/17		9,190,000	10,201,571
	6.95% 8/15/37		5,545,000	6,195,650
#	COX Communications 144A
	6.25% 6/1/18		4,995,000	5,462,542
	6.45% 12/1/36		5,965,000	6,257,780
	6.95% 6/1/38		6,597,000	7,321,779
*	Cricket Communications
	9.375% 11/1/14		6,387,000	6,634,496
*#	Cricket Communications 144A
	7.75% 5/15/16		3,100,000	3,231,750
*	Crown Castle International
	9.00% 1/15/15		5,541,000	5,977,354
#	Digicel 144A
	8.25% 9/1/17		720,000	739,800
	12.00% 4/1/14		6,310,000	7,256,500
*#	Digicel Group 144A 8.875% 1/15/15		5,810,000	5,839,050
	DirecTV Holdings 7.625% 5/15/16		46,784,000	52,286,406
*	DISH DBS 7.875% 9/1/19		8,741,000	9,221,755
*#	GCI 144A 8.625% 11/15/19		2,349,000	2,401,853
*#	Global Crossing 144A 12.00% 9/15/15		6,271,000	7,070,553
@	Grupo Televisa 8.49% 5/11/37	MXN	53,600,000	3,883,243
#	GXS Worldwide 144A 9.75% 6/15/15	USD	10,837,000	10,674,445
	Hughes Network Systems/Finance
	9.50% 4/15/14		5,966,000	6,174,810
*	Intelsat Bermuda PIK 11.50% 2/4/17		563	597
	Intelsat Jackson Holdings 11.25% 6/15/16		9,954,000	10,824,975
	Lamar Media
	*6.625% 8/15/15		2,922,000	2,892,780
	6.625% 8/15/15		2,243,000	2,186,925
	Level 3 Financing 9.25% 11/1/14		1,319,000	1,310,756
#	Level 3 Financing 144A 10.00% 2/1/18		3,853,000	3,814,470

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Communications (continued)
	LIN Television 6.50% 5/15/13	USD	965,000	$952,938
#	MDC Partners 144A 11.00% 11/1/16		41,000	45,100
*	MetroPCS Wireless 9.25% 11/1/14		8,297,000	8,649,473
*#	NBC Universal 144A 5.15% 4/30/20		23,200,000	23,516,286
	Nielsen Finance
	10.00% 8/1/14		2,858,000	3,015,190
	11.50% 5/1/16		2,399,000	2,734,860
	*11.625% 2/1/14		2,193,000	2,500,020
	Ω12.50% 8/1/16		3,079,000	3,002,025
#	NII Capital 144A 10.00% 8/15/16		6,494,000	7,240,810
	PAETEC Holding
	*8.875% 6/30/17		4,128,000	4,267,320
	*9.50% 7/15/15		4,870,000	4,985,663
*	Qwest 8.375% 5/1/16		10,440,000	11,953,800
#	Qwest 144A 8.375% 5/1/16		3,616,000	4,140,320
*	Qwest Communications International
	7.50% 2/15/14		3,376,000	3,451,960
#	Rainbow National Services 144A
	10.375% 9/1/14		1,318,000	1,390,490
	Rogers Cantel 7.50% 3/15/15		4,720,000	5,564,795
	Rogers Communications 6.68% 11/4/39	CAD	9,548,000	10,010,036
	Shaw Communication 6.75% 11/9/39		14,651,000	14,615,385
#	Sinclair Television Group 144A
	9.25% 11/1/17	USD	3,242,000	3,460,835
#	Sirius XM Radio 144A 9.75% 9/1/15		735,000	806,663
	Sprint Capital
	6.875% 11/15/28		1,413,000	1,236,375
	8.75% 3/15/32		11,148,000	11,203,740
	Telecom Italia Capital 5.25% 10/1/15		28,118,000	29,028,853
	Telefonica Emisiones 5.134% 4/27/20		6,395,000	6,413,737
	Telesat Canada
	*11.00% 11/1/15		8,376,000	9,423,000
	12.50% 11/1/17		1,617,000	1,893,911
#	Terremark Worldwide 144A 12.00% 6/15/17		3,528,000	4,074,840
	Time Warner Cable 8.25% 4/1/19		19,951,000	24,425,391
*#	Umbrella Acquisition PIK 144A
	9.75% 3/15/15		59,993	54,744
*#	Univision Communications 144A
	12.00% 7/1/14		3,214,000	3,567,540

Statement of net assets
Delaware Diversified Income Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Communications (continued)
#	UPC Holding 144A 9.875% 4/15/18	USD	2,200,000	$2,332,000
	Verizon Communications
	6.40% 2/15/38		8,304,000	8,921,627
	8.75% 11/1/18		2,000,000	2,531,740
#	ViaSat 144A 8.875% 9/15/16		41,000	42,179
	Videotron Ltee
	6.375% 12/15/15		552,000	553,380
	*9.125% 4/15/18		1,125,000	1,254,375
#	Videotron Ltee 144A 7.125% 1/15/20	CAD	7,289,000	7,370,778
	Virgin Media Finance
	8.375% 10/15/19	USD	3,390,000	3,567,975
	8.75% 4/15/14		547,000	559,991
	Visant Holding 8.75% 12/1/13		3,710,000	3,802,750
#	Vivendi 144A
	5.75% 4/4/13		18,335,000	19,921,546
	6.625% 4/4/18		13,355,000	14,817,266
*	Vodafone Group 5.00% 12/16/13		1,605,000	1,739,083
#	Wind Acquisition Finance 144A
	10.75% 12/1/15		2,025,000	2,171,813
	11.75% 7/15/17		5,950,000	6,649,125
	Windstream
	7.875% 11/1/17		970,000	967,575
	8.125% 8/1/13		2,973,000	3,121,650
#	XM Satellite Radio 144A 13.00% 8/1/13		962,000	1,096,680
				603,316,901
Consumer Cyclical – 3.89%
*#	Allison Transmission 144A 11.00% 11/1/15		10,994,000	11,928,489
*	America Axle & Manufacturing
	5.25% 2/11/14		5,575,000	5,059,313
	7.875% 3/1/17		2,940,000	2,815,050
*	ArvinMeritor 8.125% 9/15/15		8,295,000	8,180,944
	Beazer Homes USA
	8.125% 6/15/16		40,000	37,800
	8.375% 4/15/12		59,000	59,295
	Burlington Coat Factory Investment
	Holdings 14.50% 10/15/14		13,103,000	14,085,724
	Corrections Corp. of America 7.75% 6/1/17		5,930,000	6,315,450

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
◆#	CVS Pass-Through Trust 144A
	8.353% 7/10/31	USD	23,341,650	$28,016,375
#	Equinox Holdings 144A 9.50% 2/1/16		944,000	967,600
*	Ford Motor 7.45% 7/16/31		13,456,000	12,581,359
	Ford Motor Credit
	7.00% 4/15/15		365,000	371,567
	*7.80% 6/1/12		4,150,000	4,304,529
	8.00% 6/1/14		1,510,000	1,588,438
	*8.625% 11/1/10		4,700,000	4,829,114
	12.00% 5/15/15		4,210,000	5,098,874
	Global Cash Access/Finance 8.75% 3/15/12		3,042,000	3,064,815
*	Goodyear Tire & Rubber 10.50% 5/15/16		5,489,000	6,140,819
*#	Harrah’s Operating 144A 10.00% 12/15/18		9,185,000	7,990,950
*#	Harrah’s Operating Escrow 144A
	11.25% 6/1/17		2,338,000	2,560,110
	Inergy Finance 8.75% 3/1/15		1,732,000	1,831,590
	Interface 9.50% 2/1/14		777,000	806,138
#	Interface 144A 11.375% 11/1/13		2,635,000	3,030,250
	International Game Technology
	7.50% 6/15/19		3,225,000	3,761,437
#	Invista 144A 9.25% 5/1/12		4,150,000	4,222,625
	K Hovnanian Enterprises
	6.25% 1/15/15		2,399,000	2,039,150
	7.50% 5/15/16		3,745,000	3,192,613
	10.625% 10/15/16		4,092,000	4,501,200
#	Landry’s Restaurants 144A
	11.625% 12/1/15		2,162,000	2,345,770
	M/I Homes 6.875% 4/1/12		1,218,000	1,224,090
	Macy’s Retail Holdings
	6.65% 7/15/24		9,443,000	9,136,102
	10.625% 11/1/10		2,235,000	2,341,163
*	MGM MIRAGE
	7.50% 6/1/16		6,262,000	5,557,525
	13.00% 11/15/13		6,912,000	8,156,160
#	MGM MIRAGE 144A
	10.375% 5/15/14		24,000	26,400
	11.125% 11/15/17		1,621,000	1,849,966
	*11.375% 3/1/18		6,914,000	7,138,705

Statement of net assets
Delaware Diversified Income Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
	Mobile Mini 6.875% 5/1/15	USD	2,249,000	$2,153,418
	Mohawk Industries 6.875% 1/15/16		2,349,000	2,501,685
*	Mohegan Tribal Gaming Authority
	6.875% 2/15/15		3,242,000	2,577,390
	7.125% 8/15/14		99,000	80,933
*#	NCL 144A 11.75% 11/15/16		1,134,000	1,264,410
	New Albertsons 7.25% 5/1/13		1,110,000	1,179,375
#	Norcraft 144A 10.50% 12/15/15		3,240,000	3,458,700
	Norcraft Holdings 9.75% 9/1/12		81,000	77,051
*	OSI Restaurant Partners 10.00% 6/15/15		3,742,000	3,872,970
*#	Pinnacle Entertainment 144A
	8.75% 5/15/20		7,810,000	7,829,525
@#	Pokagon Gaming Authority 144A
	10.375% 6/15/14		3,173,000	3,347,515
*	Quiksilver 6.875% 4/15/15		8,530,000	7,900,913
*	Rite Aid 9.375% 12/15/15		4,503,000	4,041,443
	Royal Caribbean Cruises
	*6.875% 12/1/13		50,000	52,000
	7.00% 6/15/13		4,605,000	4,800,713
*	Ryland Group 8.40% 5/15/17		4,143,000	4,578,015
#	Sealy Mattress 144A 10.875% 4/15/16		1,174,000	1,344,230
#	Shingle Springs Tribal Gaming Authority
	144A 9.375% 6/15/15		7,408,000	6,333,840
	Speedway Motorsports 8.75% 6/1/16		2,860,000	3,074,500
*	Standard Pacific 10.75% 9/15/16		4,470,000	5,084,625
*	Tenneco 8.625% 11/15/14		7,516,000	7,779,060
	Toys R US 7.625% 8/1/11		1,648,000	1,718,040
#	TRW Automotive 144A
	7.00% 3/15/14		3,780,000	3,846,150
	*7.25% 3/15/17		3,965,000	4,014,563
	8.875% 12/1/17		1,465,000	1,562,056
				271,630,619
Consumer Non-Cyclical – 5.13%
	Accellent 10.50% 12/1/13		6,194,000	6,271,425
#	Alliance One International 144A
	*10.00% 7/15/16		5,779,000	6,154,635
	10.00% 7/15/16		3,807,000	4,054,455
*	ARAMARK 8.50% 2/1/15		7,179,000	7,403,344

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
*	Bausch & Lomb 9.875% 11/1/15	USD	4,044,000	$4,291,695
	Beckman Coulter
	6.00% 6/1/15		14,554,000	16,052,887
	7.00% 6/1/19		3,543,000	4,031,027
	Biomet 11.625% 10/15/17		3,096,000	3,483,000
	Biomet PIK 10.375% 10/15/17		2,823,000	3,119,415
	Bio-Rad Laboratories 8.00% 9/15/16		2,021,000	2,167,523
#	Brambles USA 144A
	*3.95% 4/1/15		20,245,000	20,519,542
	5.35% 4/1/20		8,250,000	8,418,069
	CareFusion 6.375% 8/1/19		540,000	604,316
#	CareFusion 144A 6.375% 8/1/19		23,540,000	26,343,708
#	Cott Beverages 144A 8.375% 11/15/17		50,000	52,375
*	DJO Finance 10.875% 11/15/14		4,988,000	5,486,800
#	Dole Food 144A 8.00% 10/1/16		3,055,000	3,177,200
	HCA 9.25% 11/15/16		3,911,000	4,238,546
#	HCA 144A 9.875% 2/15/17		330,000	366,300
*	HCA PIK 9.625% 11/15/16		1,451,000	1,581,590
	Hospira 6.40% 5/15/15		21,211,000	23,887,128
	Ingles Markets 8.875% 5/15/17		3,484,000	3,701,750
	Inverness Medical Innovations
	9.00% 5/15/16		5,201,000	5,318,023
	Iron Mountain
	*6.625% 1/1/16		1,557,000	1,566,731
	8.00% 6/15/20		7,952,000	8,280,020
	Jarden
	7.50% 1/15/20		2,285,000	2,350,694
	8.00% 5/1/16		4,535,000	4,801,431
	JBS USA Finance 11.625% 5/1/14		5,730,000	6,646,800
*	Kraft Foods 5.375% 2/10/20		28,550,000	29,668,675
	Life Technologies
	*4.40% 3/1/15		8,270,000	8,499,079
	6.00% 3/1/20		12,440,000	13,113,215
	Medco Health Solutions 7.125% 3/15/18		19,872,000	23,119,621
#	Novasep Holding 144A 9.75% 12/15/16		8,620,000	8,749,300
#	Quintiles Transnational PIK 144A
	9.50% 12/30/14		38,000	38,570
*	RSC Equipment Rental 9.50% 12/1/14		8,551,000	8,828,908

Statement of net assets
Delaware Diversified Income Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
*#	RSC Equipment Rental 144A
	10.25% 11/15/19	USD	3,836,000	$4,018,210
	Select Medical 7.625% 2/1/15		5,546,000	5,296,430
*#	ServiceMaster PIK 144A
	10.75% 7/15/15		4,456,000	4,773,490
	Smithfield Foods 7.75% 7/1/17		5,303,000	5,269,856
#	Smithfield Foods 144A 10.00% 7/15/14		2,030,000	2,288,825
	Supervalu
	7.50% 11/15/14		2,800,000	2,891,000
	*8.00% 5/1/16		4,324,000	4,421,290
*	Tenet Healthcare 7.375% 2/1/13		4,671,000	4,816,969
#	Tops Markets 144A 10.125% 10/15/15		2,383,000	2,525,980
	Tyson Foods 10.50% 3/1/14		2,985,000	3,555,881
	Universal Hospital Services PIK 8.50% 6/1/15		2,260,000	2,254,350
•	US Oncology Holdings PIK 6.643% 3/15/12		9,788,000	9,396,480
#	Viskase 144A 9.875% 1/15/18		6,137,000	6,290,425
	Yale University 2.90% 10/15/14		15,005,000	15,334,645
*	Yankee Acquisition
	8.50% 2/15/15		815,000	849,638
	9.75% 2/15/17		7,288,000	7,652,400
				358,023,666
Electric – 2.66%
	AES
	7.75% 3/1/14		951,000	972,398
	*8.00% 6/1/20		6,683,000	6,883,490
	Ameren 8.875% 5/15/14		3,660,000	4,278,163
*#	American Transmission Systems 144A
	5.25% 1/15/22		14,155,000	14,545,268
#	Centrais Eletricas Brasileiras 144A
	6.875% 7/30/19		23,980,000	26,198,150
	CMS Energy
	6.55% 7/17/17		8,740,000	9,184,481
	*8.75% 6/15/19		3,615,000	4,155,587
	Duquense Light Holdings 5.50% 8/15/15		3,168,000	3,201,495
	Edison Mission Energy
	*7.00% 5/15/17		461,000	338,259
	7.20% 5/15/19		3,430,000	2,469,600
	*7.50% 6/15/13		2,240,000	2,004,800
	Elwood Energy 8.159% 7/5/26		3,764,502	3,632,744

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Electric (continued)
#	Enel Finance International 144A
	3.875% 10/7/14	USD	1,925,000	$1,968,884
	Energy Future Holdings 5.55% 11/15/14		6,168,000	4,663,816
	Illinois Power 9.75% 11/15/18		18,240,000	23,992,385
*	Indiana Michigan Power 7.00% 3/15/19		1,800,000	2,070,889
#	Majapahit Holding 144A 8.00% 8/7/19		8,531,000	9,512,065
	Midamerican Funding 6.75% 3/1/11		358,000	375,640
*	Mirant Americas Generation 8.50% 10/1/21		5,616,000	5,475,600
	Mirant North America 7.375% 12/31/13		802,000	828,065
	NRG Energy
	7.375% 2/1/16		4,534,000	4,499,995
	7.375% 1/15/17		3,141,000	3,101,738
	Orion Power Holdings 12.00% 5/1/10		3,068,000	3,068,000
*	Pennsylvania Electric 5.20% 4/1/20		18,785,000	19,242,941
	PPL Electric Utilities 7.125% 11/30/13		3,820,000	4,453,211
	Public Service Company of Oklahoma
	5.15% 12/1/19		15,675,000	16,291,607
•	Puget Sound Energy 6.974% 6/1/67		4,936,000	4,707,557
*	Texas Competitive Electric Holdings
	10.50% 11/1/15		4,789,000	3,615,695
				185,732,523
Energy – 6.77%
*#	Adaro Indonesia 144A 7.625% 10/22/19		9,079,000	9,567,450
#	Antero Resources Finance 144A
	9.375% 12/1/17		2,253,000	2,343,120
#	Aquilex Holdings 144A
	11.125% 12/15/16		60,000	65,400
	Berry Petroleum 10.25% 6/1/14		4,066,000	4,523,425
	Chesapeake Energy
	*6.625% 1/15/16		2,382,000	2,358,180
	7.00% 8/15/14		17,000	17,319
	7.25% 12/15/18		1,750,000	1,758,750
	9.50% 2/15/15		9,079,000	9,998,249
*	Complete Production Services
	8.00% 12/15/16		5,666,000	5,821,815
	Copano Energy 7.75% 6/1/18		3,340,000	3,406,800
*	Denbury Resources 9.75% 3/1/16		2,484,000	2,757,240
#	Drummond 144A 9.00% 10/15/14		80,000	84,200

Statement of net assets
Delaware Diversified Income Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Energy (continued)
*	Dynergy Holdings
	7.75% 6/1/19	USD	7,406,000	$5,961,830
	8.375% 5/1/16		550,000	486,750
*•	Enbridge Energy 8.05% 10/1/37		7,555,000	7,685,973
	Enbridge Energy Partners
	9.875% 3/1/19		4,402,000	5,836,858
	Energy Transfer Partners 9.70% 3/15/19		19,289,000	24,966,427
	Enterprise Products Operating
	6.125% 10/15/39		2,600,000	2,668,247
	•7.034% 1/15/68		10,155,000	9,826,557
	•8.375% 8/1/66		5,458,000	5,683,186
	*9.75% 1/31/14		10,876,000	13,337,413
*	Forest Oil 7.25% 6/15/19		3,862,000	3,939,240
#	Gaz Capital 144A
	7.288% 8/16/37		2,682,000	2,668,590
	*9.25% 4/23/19		5,784,000	6,861,270
	Geophysique-Veritas 7.75% 5/15/17		3,666,000	3,720,990
*	Headwaters 11.375% 11/1/14		6,141,000	6,524,813
#	Helix Energy Solutions Group 144A
	9.50% 1/15/16		9,760,000	10,199,200
*#	Hercules Offshore 144A 10.50% 10/15/17		5,496,000	5,688,360
#	Hilcorp Energy I 144A 7.75% 11/1/15		2,360,000	2,371,800
#	Holly 144A 9.875% 6/15/17		4,108,000	4,292,860
*	Key Energy Services 8.375% 12/1/14		7,666,000	7,857,650
*	Kinder Morgan Energy Partners
	9.00% 2/1/19		26,532,000	34,011,290
*#	Linn Energy Finance 144A 8.625% 4/15/20		2,485,000	2,590,613
	Mariner Energy 8.00% 5/15/17		4,740,000	5,249,550
#	Midcontinent Express Pipeline 144A
	5.45% 9/15/14		10,345,000	10,827,574
	6.70% 9/15/19		7,485,000	7,979,579
#	Murray Energy 144A 10.25% 10/15/15		3,067,000	3,205,015
#	New World Resources 144A
	7.875% 5/1/18	EUR	2,613,000	3,575,156
	Nexen 7.50% 7/30/39	USD	9,077,000	10,878,912
*#	NFR Energy Finance 144A 9.75% 2/15/17		3,470,000	3,435,300
	Noble Energy 8.25% 3/1/19		20,994,000	25,887,176

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Energy (continued)
	OPTI Canada
	7.875% 12/15/14	USD	3,733,000	$3,574,348
	8.25% 12/15/14		3,474,000	3,352,410
	Petrobras International Finance
	5.75% 1/20/20		1,060,000	1,081,904
	*5.875% 3/1/18		1,180,000	1,260,527
*	Petrohawk Energy 7.875% 6/1/15		4,937,000	5,122,138
*#	Petrohawk Energy 144A 10.50% 8/1/14		1,526,000	1,693,860
	Petroleum Development 12.00% 2/15/18		3,182,000	3,436,560
*	Plains All American Pipeline
	5.75% 1/15/20		3,097,000	3,235,950
	8.75% 5/1/19		22,625,000	28,177,038
	Plains Exploration & Production
	8.625% 10/15/19		2,025,000	2,151,563
	Pride International 8.50% 6/15/19		16,290,000	18,794,587
	Quicksilver Resources 7.125% 4/1/16		7,580,000	7,371,550
	Range Resources 8.00% 5/15/19		4,195,000	4,551,575
#	Ras Laffan Liquefied Natural Gas III
	144A 5.832% 9/30/16		1,285,000	1,386,483
*	Regency Energy Partners 8.375% 12/15/13		2,129,000	2,208,838
#	Regency Energy Partners 144A
	9.375% 6/1/16		2,500,000	2,693,750
#	Rockies Express Pipeline 144A
	5.625% 4/15/20		13,325,000	13,353,502
#	SandRidge Energy 144A
	*8.75% 1/15/20		5,804,000	5,862,040
	9.875% 5/15/16		6,836,000	7,211,980
#	Semco Energy 144A 5.15% 4/21/20		9,905,000	10,187,808
•	TransCanada Pipelines 6.35% 5/15/67		17,870,000	17,208,417
	Transcontinental Gas Pipe Line
	6.40% 4/15/16		575,000	651,707
	Transocean 6.80% 3/15/38		8,725,000	9,671,008
	Weatherford International 9.625% 3/1/19		14,286,000	18,505,256
#	Woodside Finance 144A
	4.50% 11/10/14		11,445,000	11,862,834
	*8.125% 3/1/14		6,160,000	7,130,841
				472,658,601

Statement of net assets
Delaware Diversified Income Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Financials – 3.08%
	Anadarko Finance 7.50% 5/1/31	USD	14,824,000	$17,117,139
	AngloGold Ashanti Holdings
	5.375% 4/15/20		7,096,000	7,187,936
	Capital One Bank USA 8.80% 7/15/19		13,981,000	17,172,471
*	Capital One Capital V 10.25% 8/15/39		13,212,000	15,936,975
	Capital One Capital VI 8.875% 5/15/40		5,235,000	5,851,814
#	CDP Financial 144A
	4.40% 11/25/19		18,030,000	17,910,137
	5.60% 11/25/39		13,130,000	13,409,341
	City National Capital Trust I 9.625% 2/1/40		11,456,000	12,878,686
#	Fibria Overseas Finance 144A
	7.50% 5/4/20		6,593,000	6,658,930
	FTI Consulting
	7.625% 6/15/13		2,842,000	2,884,630
	7.75% 10/1/16		707,000	730,861
	General Electric Capital
	•2.48% 2/2/11	NOK	22,500,000	3,769,741
	•4.41% 8/17/12	AUD	8,700,000	7,806,520
	•4.417% 11/15/11		1,900,000	1,723,482
	•4.77% 7/12/13		10,900,000	9,612,843
	5.625% 5/1/18	USD	20,000	21,226
	6.00% 8/7/19		41,126,000	44,533,329
	6.75% 3/15/32		725,000	793,004
@	General Electric Capital UK Funding
	4.625% 1/18/16	GBP	1,497,000	2,371,911
•#	ILFC E-Capital Trust II 144A 6.25% 12/21/65	USD	2,385,000	1,824,525
*	International Lease Finance 5.55% 9/5/12		7,175,000	6,960,302
#	Lukoil International Finance 144A
	7.25% 11/5/19		3,401,000	3,558,296
	Nuveen Investments 10.50% 11/15/15		7,287,000	7,323,435
	TNK-BP Finance 7.50% 7/18/16		3,842,000	4,197,385
#	TNK-BP Finance 144A 7.25% 2/2/20		2,830,000	2,929,050
=‡◆@#	Twin Reefs Pass Through Trust 144A
	0.449% 12/31/49		1,900,000	0
				215,163,969

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Industrials – 0.08%
*	Sally Holdings 10.50% 11/15/16	USD	5,213,000	$5,747,333
				5,747,333
Insurance – 0.63%
•	American International Group
	8.175% 5/15/58		1,003,000	876,371
•	Chubb 6.375% 3/29/67		7,791,000	7,878,649
*•	Genworth Financial 6.15% 11/15/66		3,825,000	3,088,688
	MetLife
	*6.40% 12/15/36		35,000	33,250
	6.817% 8/15/18		2,830,000	3,193,027
•#	Metlife Capital Trust X 144A
	9.25% 4/8/38		12,910,000	15,169,249
	Prudential Financial 3.875% 1/14/15		12,245,000	12,437,602
	UnitedHealth Group 5.80% 3/15/36		1,221,000	1,177,381
				43,854,217
Natural Gas – 0.19%
	AmeriGas Partners 7.125% 5/20/16		2,464,000	2,531,760
	El Paso
	*6.875% 6/15/14		1,615,000	1,680,215
	7.00% 6/15/17		4,482,000	4,627,159
	7.25% 6/1/18		517,000	539,958
	8.25% 2/15/16		1,225,000	1,335,250
#	El Paso Performance-Linked Trust 144A
	7.75% 7/15/11		1,074,000	1,120,978
*	Inergy Finance 8.25% 3/1/16		1,265,000	1,321,925
				13,157,245
Real Estate – 0.89%
	Developers Diversified Realty
	5.375% 10/15/12		4,705,000	4,765,276
	7.50% 4/1/17		5,330,000	5,543,360
	9.625% 3/15/16		3,656,000	4,197,508
#	Digital Realty Trust 144A 5.875% 2/1/20		6,235,000	6,274,935
*	Felcor Lodging 10.00% 10/1/14		1,295,000	1,359,750

Statement of net assets
Delaware Diversified Income Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Real Estate (continued)
	ProLogis
	6.25% 3/15/17	USD	10,765,000	$10,819,912
	6.875% 3/15/20		1,735,000	1,720,905
	7.375% 10/30/19		12,970,000	13,503,300
	Regency Centers 5.875% 6/15/17		2,168,000	2,212,940
•#	USB Realty 144A 6.091% 12/29/49		10,215,000	8,657,213
	Ventas Realty
	6.50% 6/1/16		2,574,000	2,660,973
	7.125% 6/1/15		430,000	446,081
				62,162,153
Technology – 0.26%
	National Semiconductor 6.60% 6/15/17		8,915,000	9,832,291
	SunGard Data Systems 9.125% 8/15/13		4,044,000	4,170,375
#	Unisys 144A 12.75% 10/15/14		3,347,000	3,949,460
				17,952,126
Transportation – 0.57%
#	Ashtead Capital 144A 9.00% 8/15/16		3,717,000	3,847,095
#	Ashtead Holdings 144A 8.625% 8/1/15		375,000	384,375
*	Avis Budget Car Rental
	7.875% 5/15/14		6,381,000	6,540,524
	8.00% 5/15/16		4,033,000	4,133,825
#	General Maritime 144A 12.00% 11/15/17		138,000	150,420
*	Hertz
	8.875% 1/1/14		5,056,000	5,245,600
	10.50% 1/1/16		3,229,000	3,479,248
	Kansas City Southern de Mexico
	9.375% 5/1/12		2,809,000	2,887,652
#	Kansas City Southern de Mexico 144A
	8.00% 2/1/18		4,680,000	4,902,300
	12.50% 4/1/16		2,225,000	2,642,188
	Kansas City Southern Railway
	13.00% 12/15/13		8,000	9,600
@	Northwest Airlines 10.00% 2/1/11		425,000	3,698
#	United Air Lines 144A 12.00% 11/1/13		5,149,000	5,522,303
				39,748,828
Total Corporate Bonds (cost $3,240,581,845)				3,472,376,314

		Principal amount°		Value (U.S. $)
Municipal Bonds – 0.11%
	Oregon State Taxable Pension
	(1st Subordinate) 5.892% 6/1/27	USD	305,000	$330,931
•	Puerto Rico Sales Tax Financing
	Revenue (1st Subordinate) Class B
	5.00% 8/1/39		7,155,000	7,471,824
Total Municipal Bonds (cost $7,460,000)				7,802,755

Non-Agency Asset-Backed Securities – 5.83%
•#	AH Mortgage Advance Trust Series 2009-
	ADV3 A1 144A 2.194% 10/6/21		8,755,000	8,746,355
•	American Express Credit Account
	Master Trust Series 2010-1B
	0.836% 11/16/15		5,650,000	5,650,000
•	American Express Issuance Trust
	Series 2005-2 A 0.324% 8/15/13		2,475,000	2,463,080
@	Ameriquest Mortgage Securities
	Series 2003-8 AF4 5.82% 10/25/33		70,302	69,684
#	Bank of America Auto Trust 144A
	Series 2009-2A A4 3.03% 10/15/16		6,065,000	6,248,239
	Series 2009-3A A3 1.67% 12/15/13		4,000,000	4,029,792
	Series 2009-3A A4 2.67% 12/15/16		17,345,000	17,671,748
•	Bank of America Credit Card Trust
	Series 2008-A5 A5 1.454% 12/16/13		34,505,000	34,921,464
	Capital Auto Receivables Asset Trust
	Series 2008-1 A3A 3.86% 8/15/12		2,206,448	2,243,219
	Capital One Multi-Asset Execution Trust
	•Series 2006-A7 A7 0.284% 3/17/14		2,730,000	2,725,529
	•Series 2007-A1 A1 0.304% 11/15/19		1,500,000	1,449,505
	Series 2007-A7 A7 5.75% 7/15/20		7,508,000	8,487,404
	Series 2008-A3 A3 5.05% 2/15/16		2,000,000	2,179,082
	Series 2009-A2 A2 3.20% 4/15/14		7,955,000	8,159,039
	Caterpillar Financial Asset Trust
	Series 2007-A A3A 5.34% 6/25/12		901,492	909,986
	Chase Issuance Trust
	Series 2005-A7 A7 4.55% 3/15/13		4,670,000	4,797,616
	Series 2005-A10 A10 4.65% 12/17/12		5,605,000	5,710,588
	•Series 2008-A6 A 1.454% 5/15/15		8,875,000	9,134,584

Statement of net assets
Delaware Diversified Income Fund

		Principal amount°		Value (U.S. $)
Non-Agency Asset-Backed Securities (continued)
	Citibank Credit Card Issuance Trust
	Series 2006-A3 A3 5.30% 3/15/18	USD	7,000,000	$7,800,969
	Series 2006-A4 A4 5.45% 5/10/13		2,000,000	2,094,850
	•Series 2006-C1 C1 0.656% 2/20/15		15,000,000	14,396,225
	Series 2007-A3 A3 6.15% 6/15/39		8,253,000	9,657,810
	•Series 2007-A6 A6 0.284% 7/12/12		13,250,000	13,246,465
	•Series 2007-A7 A7 0.606% 8/20/14		2,000,000	2,004,881
	•Series 2009-A1 A1 2.004% 3/17/14		4,740,000	4,876,820
	•Series 2009-A2 A2 1.804% 5/15/14		19,900,000	20,439,468
#	Citibank Omni Master Trust
	Series 2009-A13 A13 144A
	5.35% 8/15/18		15,715,000	16,622,977
	Citicorp Residential Mortgage Securities
	Series 2006-3 A4 5.703% 11/25/36		6,400,000	5,979,194
	Series 2006-3 A5 5.948% 11/25/36		5,800,000	4,413,069
@	Citifinancial Mortgage Securities
	Series 2003-2 AF4 4.598% 5/25/33		253,832	225,687
	CNH Equipment Trust
	•Series 2007-A A4 0.294% 9/17/12		4,421	4,415
	•Series 2007-B A3B 0.854% 10/17/11		2,059	2,060
	Series 2007-C A4A 5.42% 3/17/14		2,000,000	2,072,260
	Series 2008-A A3 4.12% 5/15/12		443,974	448,336
	Series 2008-A A4A 4.93% 8/15/14		2,753,000	2,872,663
	Series 2008-B A3A 4.78% 7/16/12		965,918	981,136
	Series 2009-C A3 1.85% 12/16/13		3,890,000	3,914,372
	Series 2009-C A4 3.00% 8/17/15		10,845,000	11,014,737
	Series 2010-A A4 2.49% 4/15/30		16,195,000	16,238,268
•#	CNH Wholesale Master Note Trust
	Series 2009-1A A 144A
	1.954% 7/15/15		1,484,000	1,495,345
@	Contimortgage Home Equity Trust
	Series 1996-4 A8 7.22% 1/15/28		10,168	7,340
	Countrywide Asset-Backed Certificates
	•Series 2005-7 AF3 4.454% 10/25/35		65,067	64,031
	@Series 2006-13 1AF3 5.944% 1/25/37		30,000	15,841
	Daimler Chrysler Auto Trust
	Series 2008-B A3A 4.71% 9/10/12		3,720,000	3,805,230
	Discover Card Master Trust
	Series 2007-A1 A1 5.65% 3/16/20		6,180,000	6,937,745
	•Series 2007-A2 A2 0.597% 6/15/15		6,245,000	6,234,309

		Principal amount°		Value (U.S. $)
Non-Agency Asset-Backed Securities (continued)
	Discover Card Master Trust (continued)
	Series 2008-A4 A4 5.65% 12/15/15	USD	1,675,000	$1,849,959
	•Series 2009-A1 A1 1.554% 12/15/14		11,000,000	11,104,822
	•Series 2010-A1 A1 0.904% 9/15/15		4,000,000	4,024,791
#	Dunkin Securitization Series 2006-1 A2
	144A 5.779% 6/20/31		9,190,000	9,009,380
#	Ford Credit Auto Lease Trust 144A
	Series 2009-A A3 3.71% 1/15/14		6,645,000	6,790,476
	Series 2010-A A2 1.04% 3/15/13		16,860,000	16,853,221
•	Ford Credit Auto Owner Trust
	Series 2008-A A3B 1.054% 4/15/12		91,665	91,890
•	Ford Credit Floorplan Master Owner Trust
	Series 2009-2 A 1.804% 9/15/14		5,580,000	5,634,004
	#Series 2010-1 A 144A 1.904% 12/15/14		11,540,000	11,669,055
	General Electric Capital Credit Card
	Master Note Trust Series 2009-3 A
	2.54% 9/15/14		8,330,000	8,431,504
•#	Golden Credit Card Trust Series 2008-3 A
	144A 1.254% 7/15/17		4,400,000	4,438,500
	Harley-Davidson Motorcycle Trust
	Series 2005-2 A2 4.07% 2/15/12		14,895	14,917
	#Series 2006-1 A2 144A 5.04% 10/15/12		627,628	639,900
	Series 2006-2 A2 5.35% 3/15/13		212,262	217,234
	Series 2008-1 A4 4.90% 12/15/13		4,990,000	5,246,125
	Series 2009-4 A3 1.87% 2/17/14		3,040,000	3,065,564
	Hyundai Auto Receivables Trust
	Series 2007-A A3A 5.04% 1/17/12		361,645	365,743
	Series 2008-A A3 4.93% 12/17/12		2,760,000	2,851,506
	John Deere Owner Trust Series 2010-A
	4A 2.13% 10/17/16		11,555,000	11,552,689
•	MBNA Credit Card Master Note Trust
	Series 2002-C3 C3 1.604% 10/15/14		7,035,000	7,005,395
	Series 2005-A4 4A 0.294% 11/15/12		2,495,000	2,494,758
•	Merrill Auto Trust Securitization
	Series 2007-1 A4 0.314% 12/15/13		2,655,668	2,641,227
	Mid-State Trust
	Series 11 A1 4.864% 7/15/38		121,886	115,089
	#Series 2006-1 A 144A 5.787% 10/15/40		1,003,857	1,005,002

Statement of net assets
Delaware Diversified Income Fund

		Principal amount°		Value (U.S. $)
Non-Agency Asset-Backed Securities (continued)
•#	Nissan Master Owner Trust Receivables
	Series 2010-AA A 144A
	1.404% 1/15/15	USD	4,775,000	$4,787,543
•	Residential Asset Securities Series 2006-KS3
	AI3 0.433% 4/25/36		117,857	108,590
=#	Sail NIM Notes Series 2003-10A A 144A
	7.50% 10/27/33		12,766	0
	World Omni Auto Receivables Trust
	Series 2008-A A3A 3.94% 10/15/12		2,003,262	2,039,188
Total Non-Agency Asset-Backed Securities
	(cost $400,798,608)			407,511,489

Non-Agency Collateralized Mortgage Obligations – 2.09%
@	American Home Mortgage Investment
	Trust Series 2005-2 5A1
	5.064% 9/25/35		253,436	218,165
•	ARM Trust Series 2005-10 3A11
	5.372% 1/25/36		3,618,489	3,093,338
	Bank of America Alternative Loan Trust
	Series 2004-2 1A1 6.00% 3/25/34		401,429	396,474
	Series 2004-10 1CB1 6.00% 11/25/34		861,215	773,075
	Series 2004-11 1CB1 6.00% 12/25/34		899,021	798,022
	Series 2005-1 2A1 5.50% 2/25/20		752,021	690,802
	Series 2005-3 2A1 5.50% 4/25/20		601,982	549,967
	Series 2005-5 2CB1 6.00% 6/25/35		1,950,804	1,497,547
	Series 2005-6 7A1 5.50% 7/25/20		2,167,605	2,034,500
	Series 2005-9 5A1 5.50% 10/25/20		2,363,163	2,319,667
	Bank of America Funding Securities
	Series 2006-5 2A10 5.75% 9/25/36		4,800,000	3,721,182
	•@Series 2006-H 1A2 3.57% 9/20/46		7,419	990
•	Bank of America Mortgage Securities
	Series 2003-D 1A2 3.161% 5/25/33		1,081	777
	Series 2003-E 2A2 4.137% 6/25/33		225,294	216,040
	Series 2004-D 1A1 3.629% 5/25/34		5,747	5,393
	Series 2005-I 2A2 4.861% 10/25/35		40,166	10,511
	Series 2005-I 4A1 5.23% 10/25/35		581,502	525,299
	Chase Mortgage Finance
	Series 2003-S8 A2 5.00% 9/25/18		693,985	704,735
	•Series 2005-A1 3A1 5.29% 12/25/35		1,656,029	1,516,860

		Principal amount°		Value (U.S. $)
Non-Agency Collateralized Mortgage Obligations (continued)
•	Chaseflex Trust Series 2006-1 A4
	6.30% 6/25/36	USD	6,119,000	$4,311,629
	Citicorp Mortgage Securities
	Series 2006-3 1A9 5.75% 6/25/36		890,000	756,311
	Series 2006-4 3A1 5.50% 8/25/21		2,488,649	2,435,376
•	Citigroup Mortgage Loan Trust
	Series 2004-UST1 A6 5.073% 8/25/34		2,662,475	2,741,912
	Series 2007-AR8 1A3A 5.77% 8/25/37		4,853,282	3,773,132
	Countrywide Alternative Loan Trust
	Series 2004-J8 1A1 7.00% 9/25/34		258,140	261,851
	Series 2005-57CB 4A3 5.50% 12/25/35		866,339	749,254
	Series 2005-85CB 2A2 5.50% 2/25/36		69,981	51,490
w	Countrywide Home Loan Mortgage Pass
	Through Trust
	•Series 2003-21 A1 3.90% 5/25/33		84,741	71,573
	•Series 2004-HYB2 2A 2.851% 7/20/34		305,346	226,470
	Series 2004-HYB5 3A1 3.481% 4/20/35		241,265	182,662
	Series 2006-1 A2 6.00% 3/25/36		1,820,907	1,548,357
	@Series 2006-17 A5 6.00% 12/25/36		524,824	481,651
	•Series 2006-HYB1 3A1 5.104% 3/20/36		2,633,596	1,690,597
	Credit Suisse First Boston Mortgage Securities
	Series 2003-29 5A1 7.00% 12/25/33		206,646	207,550
	Series 2004-1 3A1 7.00% 2/25/34		91,427	94,570
	Deutsche Alternative Loan Trust A
	Securities Series 2003-4XS A6A
	4.82% 10/25/33		176,136	163,106
	First Horizon Asset Securities
	Series 2003-5 1A17 8.00% 7/25/33		46,303	46,275
	Series 2004-5 2A1 6.25% 8/25/17		181,894	187,550
	•Series 2004-AR5 4A1 5.665% 10/25/34		540,747	543,116
	•Series 2007-AR2 1A1 5.806% 8/25/37		4,211,104	3,329,207
	#GSMPS Mortgage Loan Trust 144A
	•Series 1998-3 A 7.75% 9/19/27		114,602	110,637
	•Series 1999-3 A 8.00% 8/19/29		147,988	143,453
	Series 2005-RP1 1A3 8.00% 1/25/35		1,592,624	1,507,530
	Series 2005-RP1 1A4 8.50% 1/25/35		666,349	630,856
	Series 2006-RP1 1A2 7.50% 1/25/36		952,589	887,223
	Series 2006-RP1 1A3 8.00% 1/25/36		569,688	535,162

Statement of net assets
Delaware Diversified Income Fund

		Principal amount°		Value (U.S. $)
Non-Agency Collateralized Mortgage Obligations (continued)
•	GSR Mortgage Loan Trust
	Series 2004-9 4A1 3.253% 8/25/34	USD	253,791	$249,521
	Series 2005-AR6 2A1 2.948% 9/25/35		437,108	425,696
	Series 2006-AR1 3A1 5.317% 1/25/36		1,377,494	1,239,307
	@Series 2007-AR1 1A2 3.693% 3/25/37		356,872	64,381
•	JPMorgan Mortgage Trust
	@Series 2004-A6 1A2 4.864% 12/25/34		1,015,399	928,742
	Series 2005-A1 4A1 4.769% 2/25/35		1,216,635	1,181,632
	Series 2005-A2 5A1 4.306% 4/25/35		445,173	438,488
	Series 2005-A4 1A1 5.384% 7/25/35		3,305,036	3,189,728
	Series 2005-A8 1A1 5.406% 11/25/35		750,362	710,154
	Series 2005-A8 2A1 4.949% 11/25/35		4,073,404	4,011,138
	Series 2006-A2 3A3 5.678% 4/25/36		2,245,000	1,714,300
	Series 2007-A1 7A4 5.293% 7/25/35		304,279	130,110
	Lehman Mortgage Trust Series 2005-2
	2A3 5.50% 12/25/35		1,302,489	1,182,064
	MASTR Alternative Loans Trust
	Series 2003-6 3A1 8.00% 9/25/33		27,922	27,664
	Series 2003-9 1A1 5.50% 12/25/18		482,337	486,482
•	MASTR ARM Trust
	Series 2003-6 1A2 3.825% 12/25/33		42,263	39,181
	Series 2004-10 2A2 3.326% 10/25/34		91,043	35,514
	Series 2005-6 7A1 5.332% 6/25/35		2,268,712	1,984,150
	Series 2005-7 2A2 5.162% 9/25/35		42,795	10,040
	Series 2006-2 4A1 4.98% 2/25/36		629,396	603,535
#	MASTR Reperforming Loan Trust 144A
	Series 2005-1 1A5 144A 8.00% 8/25/34		657,464	635,521
	Series 2005-2 1A4 144A 8.00% 5/25/35		1,392,681	1,335,233
•#	MASTR Specialized Loan Trust
	Series 2005-2 A2 144A
	5.006% 7/25/35		711,923	669,894
	Morgan Stanley Mortgage Loan Trust
	Series 2004-6AR 2A3
	3.852% 8/25/34		74,701	35,856
	Prime Mortgage Trust Series 2004-CL1
	1A1 6.00% 2/25/34		146,140	149,605
•	Residential Accredit Loans
	Series 2004-QA6 NB1
	4.443% 12/26/34		10,727	7,651

		Principal amount°		Value (U.S. $)
Non-Agency Collateralized Mortgage Obligations (continued)
	Residential Asset Mortgage Products
	Series 2004-SL1 A3 7.00% 11/25/31	USD	41,881	$42,038
	Series 2004-SL4 A3 6.50% 7/25/32		433,789	435,091
•	Structured ARM Loan Trust Series 2006-5
	5A4 5.486% 6/25/36		1,288,795	210,193
	Structured Asset Securities
	•Series 2002-22H 1A 6.952% 11/25/32		75,835	74,302
	Series 2004-12H 1A 6.00% 5/25/34		455,609	416,407
w	Washington Mutual Alternative
	Mortgage Pass Through Certificates
	Series 2005-1 5A2 6.00% 3/25/35		536,170	360,461
w	Washington Mutual Mortgage Pass
	Through Certificates
	Series 2003-S10 A2 5.00% 10/25/18		1,606,018	1,631,711
	Series 2004-CB3 1A 6.00% 10/25/34		704,227	717,532
	Series 2004-CB3 4A 6.00% 10/25/19		640,860	653,186
	•Series 2006-AR10 1A1 5.905% 9/25/36		8,988,097	7,542,172
	•Series 2006-AR14 2A1 5.721% 11/25/36		9,617,920	7,944,155
	•Series 2007-HY1 1A1 5.635% 2/25/37		5,251,452	3,987,488
	•Series 2007-HY3 4A1 5.31% 3/25/37		11,663,322	10,488,735
	Wells Fargo Mortgage-Backed Securities Trust
	•Series 2004-E A2 4.50% 5/25/34		60,103	60,262
	•Series 2004-T A1 3.151% 9/25/34		357,296	358,801
	Series 2005-18 1A1 5.50% 1/25/36		1,838,033	1,733,782
	•Series 2005-AR2 2A1 2.879% 3/25/35		278,975	257,595
	•Series 2005-AR16 2A1 3.00% 10/25/35		36,565	33,789
	•Series 2005-AR16 6A4 4.58% 10/25/35		4,825,623	1,908,264
	Series 2006-2 3A1 5.75% 3/25/36		6,893,740	6,601,833
	Series 2006-3 A11 5.50% 3/25/36		3,601,000	3,443,339
	Series 2006-4 1A8 5.75% 4/25/36		725,789	682,134
	Series 2006-4 2A3 5.75% 4/25/36		1,249,080	459,232
	Series 2006-7 2A1 6.00% 6/25/36		765,093	679,140
	•Series 2006-AR5 2A1 5.487% 4/25/36		4,005,066	3,325,927
	•Series 2006-AR6 7A1 5.105% 3/25/36		12,081,257	11,572,079
	•Series 2006-AR10 5A1 5.491% 7/25/36		3,611,410	3,080,804
	•Series 2006-AR18 2A2 5.587% 11/25/36		2,704,791	792,656
	•Series 2006-AR19 A1 5.519% 12/25/36		3,954,291	3,653,731

Statement of net assets
Delaware Diversified Income Fund

	Principal amount°		Value (U.S. $)
Non-Agency Collateralized Mortgage Obligations (continued)
Wells Fargo Mortgage-Backed Securities Trust (continued)
Series 2007-8 2A6 6.00% 7/25/37	USD	1,360,000	$1,038,998
Series 2007-13 A7 6.00% 9/25/37		3,478,849	3,158,242
Series 2007-14 1A1 6.00% 10/25/37		449,369	412,816
Total Non-Agency Collateralized Mortgage
Obligations (cost $153,146,723)			145,984,326

Regional Authorities – 0.90%Δ
Canada – 0.90%
Province of Ontario Canada
4.40% 3/8/16	CAD	37,486,000	38,277,703
4.40% 6/2/19		3,536,000	3,517,208
4.50% 12/1/19		1,346,000	1,337,999
Quebec Province 5.00% 12/1/15		18,643,000	19,622,762
Total Regional Authorities
(cost $63,100,228)			62,755,672

«Senior Secured Loans – 8.78%
Advanced Disposal Services
6.00% 1/2/15	USD	2,289,338	2,309,369
Affinion Group Inc Term Tranche Loan B
5.00% 10/7/16		5,850,000	5,804,048
AGFS Funding 7.25% 4/21/15		4,525,000	4,530,656
AIG
Term Tranche Loan 1 6.75% 2/23/15		1,647,115	1,684,521
Term Tranche Loan 2 7.00% 3/7/16		1,207,885	1,227,011
Allen System Group 8.50% 10/18/13		3,801,188	3,838,021
Alliance HealthCare Services
5.50% 6/1/16		5,275,350	5,285,241
Allied Security Holdings 6.75% 2/23/15		5,475,668	5,496,202
Allison Transmission 3.002% 8/7/14		7,293,968	6,980,364
Anchor Glass 6.00% 2/3/16		7,369,009	7,364,441
ATI Holdings 7.00% 2/18/16		5,505,000	5,370,816
Avaya Term Tranche Loan B2
10.50% 10/27/14		1,210,957	1,245,772
Avis Budget Car Rental 4.00% 4/21/14		3,446,331	3,439,869
Bausch & Lomb
Term Tranche Loan B 3.501% 4/11/15		7,252,604	7,117,306
Term Tranche Loan DD 3.501% 4/11/15		1,758,911	1,726,099

	Principal amount°		Value (U.S. $)
«Senior Secured Loans (continued)
BE Aerospace 5.75% 7/28/14	USD	3,599,816	$3,632,827
Biomet Term Tranche Loan B
3.25% 3/25/15		1,328,363	1,313,698
Burlington Coat Factory Warehouse
2.50% 5/28/13		7,395,873	7,101,924
Butler Animal Health Supply
Term Tranche Loan B 5.50% 12/31/15		6,611,913	6,680,776
BWAY Holding Bridge 9.50% 12/30/11		7,090,000	7,090,000
Calpine 1st Lien 3.165% 3/31/14		12,419,386	11,954,342
Cengage Learning Acquisitions
7.50% 7/7/14		7,721,621	7,827,794
CF Industries Holdings 5.50% 11/3/14		3,450,000	3,476,237
Charter Communications Operating
Term Tranche Loan B 2.25% 3/6/14		7,819,374	7,422,580
Chester Downs & Marina
12.375% 12/31/16		13,579,334	14,105,534
Community Health Systems
Term Tranche Loan B 2.502% 7/25/14		9,395,440	9,141,105
Term Tranche Loan DD 2.502% 7/25/14		444,944	435,769
Continental Airlines 5.63% 6/3/11		3,180,000	3,146,228
Dana Holding Term Tranche Loan B
4.50% 1/30/15		15,429,440	15,310,479
Delta Air Lines 8.75% 9/16/13		12,033,178	12,233,711
Discovery Communications Holdings
Term Tranche Loan C 5.57% 5/14/14		7,743,556	7,823,431
First Data Term Tranche Loan B2
3.00% 9/24/14		31,726,922	28,591,509
Flextronics International Term Tranche Loan B
2.501% 10/1/12		9,075,838	8,910,251
Ford Motor Term Tranche Loan B
3.258% 12/15/13		43,367,186	41,952,331
Freescale Semiconductor 4.50% 12/1/16		7,050,324	6,786,748
Goodyear Tire & Rubber 2nd Lien
2.34% 4/30/14		4,455,000	4,263,814
Graham Packaging Term Tranche Loan C
6.75% 4/5/14		15,499,729	15,659,609
Graphic Packaging International
Term Tranche Loan C 3.00% 5/16/14		7,242,031	7,210,818

Statement of net assets
Delaware Diversified Income Fund

	Principal amount°		Value (U.S. $)
«Senior Secured Loans (continued)
Harrahs Loan Operating Term Tranche Loan B
9.50% 10/31/16	USD	9,162,038	$9,522,151
HealthSouth Term Tranche Loan B2
4.01% 3/14/14		3,295,858	3,294,309
IMS Health Term Tranche Loan B
5.25% 11/9/16		2,173,577	2,190,150
Intelsat
Term Tranche Loan A3 2.728% 7/3/12		917,241	904,629
Term Tranche Loan BA 2.728% 1/3/14		7,959,081	7,823,418
Term Tranche Loan BB 2.728% 1/3/14		7,961,503	7,825,800
Term Tranche Loan BC 2.728% 1/3/14		7,959,081	7,823,419
Johnsondiversey Term Tranche Loan B
5.50% 11/24/15		8,327,338	8,436,675
Knology 3.783% 6/2/14		2,277,288	2,261,632
Language Line Services Holdings
5.50% 10/14/15		7,215,925	7,256,515
Level 3 Financing Term Tranche Loan B
11.50% 3/13/14		3,241,000	3,549,916
Levi Strauss Term Tranche Loan B
2.479% 3/27/14		660,000	635,243
Lyondell Chemical 5.50% 3/14/16		3,290,000	3,306,466
MacDermid Term Tranche Loan B
2.229% 4/12/14		3,894,757	3,690,282
MCC Georgia 5.50% 3/31/17		6,698,291	6,743,504
MGM MIRAGE 5.00% 2/21/14		4,135,000	3,771,244
Nalco 6.50% 5/6/16		16,525,250	16,687,032
Nielsen Finance Term Tranche Loan B
3.979% 5/9/16		5,580,163	5,532,481
NTELOS 5.75% 7/31/15		2,945,724	2,965,976
Nuveen Investment
2nd Lien 12.50% 7/9/15		11,347,535	12,624,133
Term Tranche Loan B 3.302% 11/13/14		18,058,532	16,496,469
Pilot Travel Centers Term Tranche Loan A
5.25% 1/15/15		6,490,000	6,522,450
Pinnacle Foods Finance 7.50% 4/2/14		4,382,880	4,424,649
PQ 6.73% 7/30/15		16,491,000	15,295,403
Prime Healthcare Services
Term Tranche Loan B 7.25% 2/19/15		7,620,000	7,467,600

	Principal amount°		Value (U.S. $)
«Senior Secured Loans (continued)
Radnet Management Term Tranche Loan B
5.75% 3/12/16	USD	3,690,000	$3,693,690
RehabCare Group Term Tranche Loan B
6.00% 11/3/15		13,753,042	13,851,857
Rental Service 2nd Lien 3.817% 10/7/13		8,582,870	8,338,258
Revlon Consumer Products 6.00% 8/17/15		3,665,000	3,655,819
Reynolds & Reynolds 5.25% 4/3/17		3,610,000	3,610,939
Rite Aid 9.50% 6/5/15		6,175,000	6,459,297
Rockwood Specialties Group
Term Tranche Loan H 6.00% 5/15/14		6,624,231	6,687,989
Roundy’s Supermarkets 10.50% 4/5/16		1,485,000	1,504,795
Sinclair Television Group
Term Tranche Loan B 6.50% 10/16/15		4,916,970	4,980,276
Smurfit-Stone Container Enterprises
6.75% 1/2/16		4,390,000	4,410,831
SunGard Data Systems 6.75% 2/28/14		5,856,267	5,889,238
TASC
Term Tranche Loan A 5.50% 12/19/14		1,155,375	1,158,263
Term Tranche Loan B 5.75% 12/19/14		2,094,750	2,106,533
* Telcordia Technologies 6.75% 4/9/16		5,360,000	5,385,969
Telesat Canada
Term Tranche Loan B 3.24% 10/31/14		8,451,425	8,333,654
Term Tranche Loan II 3.24% 10/31/14		725,906	715,791
Texas Competitive Electric Holdings
Term Tranche Loan B 3.729% 10/10/14		41,669,163	34,282,054
Toys R US 4.479% 7/19/12		4,240,000	4,241,463
TWCC Holding 5.00% 9/14/15		1,387,859	1,400,995
Univision Communications 2.533% 9/29/14		24,802,000	22,652,659
US Telepacific 9.50% 7/27/15		7,150,000	7,247,204
Total Senior Secured Loans
(cost $583,342,037)			613,150,371

Sovereign Debt – 7.42%Δ
Australia – 0.93%
Australian Government Bond
6.25% 4/15/15	AUD	67,952,000	64,858,385
			64,858,385

Statement of net assets
Delaware Diversified Income Fund

	Principal amount°		Value (U.S. $)
Sovereign Debt (continued)
Brazil – 0.17%
# Banco Nacional de Desenvolvimento
Economico e Social 144A
5.50% 7/12/20	USD	5,765,000	$5,765,000
6.369% 6/16/18		5,510,000	5,813,050
			11,578,050
Colombia – 0.15%
* Republic of Colombia 7.375% 9/18/37		9,650,000	10,808,000
			10,808,000
Indonesia – 1.65%
Indonesia Treasury Bond
9.50% 6/15/15	IDR	171,470,000,000	20,242,688
10.50% 8/15/30		171,470,000,000	20,398,376
10.75% 5/15/16		140,305,000,000	17,480,641
11.00% 11/15/20		266,645,000,000	34,759,708
12.80% 6/15/21		153,500,000,000	22,189,313
			115,070,726
Mexico – 1.24%
Mexican Bonos
7.50% 6/3/27	MXN	483,468,000	38,423,690
7.75% 12/14/17		380,852,000	32,013,445
8.00% 6/11/20		190,350,000	16,244,685
			86,681,820
Norway – 2.36%
Eksportfinans
3.00% 11/17/14	USD	13,665,000	13,889,038
5.50% 5/25/16		32,302,000	36,237,159
# Kommunalbanken 144A 2.75% 5/5/15		17,690,000	17,621,894
Norway Government Bond
4.50% 5/22/19	NOK	179,920,000	32,655,253
*5.00% 5/15/15		345,193,000	64,200,759
			164,604,103
Poland – 0.45%
Poland Government Bond
5.50% 10/25/19	PLN	92,910,000	31,265,199
			31,265,199

	Principal amount°		Value (U.S. $)
Sovereign Debt (continued)
Republic of Korea – 0.13%
Government of South Korea
4.25% 12/7/21	EUR	2,996,000	$3,971,720
# Korea Expressway 144A 4.50% 3/23/15	USD	5,020,000	5,177,126
			9,148,846
Sweden – 0.25%
* Svensk Exportkredit 3.25% 9/16/14	USD	16,790,000	17,276,339
			17,276,339
Turkey – 0.09%
* Turkey Government International Bond
6.75% 5/30/40		6,707,000	6,639,930
			6,639,930
Total Sovereign Debt (cost $497,642,209)			517,931,398

Supranational Banks – 2.11%
Asian Development Bank
6.00% 1/20/15	AUD	11,074,000	10,229,846
European Bank for Reconstruction &
Development
6.75% 5/12/17	RUB	214,650,000	7,251,709
9.25% 9/10/12	BRL	14,445,000	8,173,031
European Investment Bank
6.125% 1/23/17	AUD	6,212,000	5,682,240
9.00% 12/21/18	ZAR	115,000,000	15,660,613
^10.225% 10/22/19	BRL	10,500,000	2,430,181
11.25% 2/14/13		8,425,000	4,967,368
International Bank for Reconstruction &
Development
3.375% 4/30/15	NOK	108,040,000	18,321,209
5.375% 12/15/14	NZD	41,204,000	30,115,602
5.75% 2/17/15	AUD	14,107,000	12,937,977
5.75% 10/21/19		12,554,000	11,200,433
6.00% 2/15/17		7,700,000	7,027,949
7.50% 7/30/14	NZD	1,011,000	798,031
International Finance 5.75% 3/16/15	AUD	13,582,000	12,435,385
Total Supranational Banks
(cost $141,357,897)			147,231,574

Statement of net assets
Delaware Diversified Income Fund

		Principal amount°		Value (U.S. $)
U.S. Treasury Obligations – 2.86%
	U.S. Treasury Bond 4.375% 11/15/39	USD	10,000	$9,752
*	U.S. Treasury Inflation Index Notes
	1.625% 1/15/15		53,996,707	57,063,558
	∞2.00% 1/15/14		26,398,365	28,297,807
	2.375% 1/15/17		25,332,093	27,904,871
	U.S. Treasury Notes
	*1.75% 4/15/13		57,220,000	57,658,075
	3.625% 2/15/20		29,126,000	29,044,098
Total U.S. Treasury Obligations
	(cost $198,847,684)			199,978,161

		Number of shares
Common Stock – 0.11%
†	Alliance HealthCare Service		440,590	2,361,562
=†	Calpine Escrow		1,195,000	0
=†	Century Communications		7,875,000	0
†	Delta Air Lines		74	894
†	DirecTV		61,150	2,215,465
†	Flextronics International		103,800	804,450
†	GeoEye		30,700	874,950
	Masco		30	487
	Merck		1	27
†	Mirant		732	8,535
*†	Mobile Mini		76,118	1,265,081
=†∏	Port Townsend		1,970	20
†	UAL		10	216
†	USgen		255,000	0
Total Common Stock (cost $8,147,155)				7,531,687

Convertible Preferred Stock – 0.06%
	Freeport-McMoRan Copper & Gold
	6.75% exercise price $72.91,
	expiration date 5/1/10		35,642	3,746,865
	Merck 6.00% exercise price $77.92,
	expiration date 8/13/10		1,291	321,433
Total Convertible Preferred Stock
	(cost $3,959,013)			4,068,298

	Number of shares		Value (U.S. $)
Preferred Stock – 0.20%
• PNC Bank 8.25%		12,972,000	$13,898,343
= Port Townsend		394	0
Total Preferred Stock (cost $12,616,178)			13,898,343

Warrant – 0.00%
=† Port Townsend		394	4
Total Warrant (cost $9,456)			4

	Principal amount°
≠Discount Note – 7.73%
Federal Home Loan Bank 0.06% 5/3/10	USD	539,581,190	539,579,391
Total Discount Note (cost $539,579,391)			539,579,391

Total Value of Securities Before Securities
Lending Collateral – 104.04%
(cost $6,914,426,226)			7,266,165,026

	Number of shares
Securities Lending Collateral** – 5.25%
Investment Companies
Mellon GSL DBT II Collateral Fund		340,075,762	340,075,762
BNY Mellon SL DBT II Liquidating Fund		26,439,230	26,148,398
†@Mellon GSL Reinvestment Trust II		7,595,692	322,817

Total Securities Lending Collateral
(cost $374,110,684)			366,546,977

Total Value of Securities – 109.29%
(cost $7,288,536,910)			7,632,712,003 ©
Obligation to Return Securities
Lending Collateral** – (5.36%)			(374,110,684)
Liabilities Net of Receivables
and Other Assets – (3.93%)			(274,489,987)
Net Assets Applicable to 728,516,095
Shares Outstanding – 100.00%			$6,984,111,332

Statement of net assets
Delaware Diversified Income Fund

Net Asset Value – Delaware Diversified Income Fund
Class A ($3,994,371,438 / 416,674,087 Shares)	$9.59
Net Asset Value – Delaware Diversified Income Fund
Class B ($48,424,123 / 5,059,470 Shares)	$9.57
Net Asset Value – Delaware Diversified Income Fund
Class C ($1,779,549,986 / 185,659,506 Shares)	$9.59
Net Asset Value – Delaware Diversified Income Fund
Class R ($157,590,103 / 16,447,079 Shares)	$9.58
Net Asset Value – Delaware Diversified Income Fund
Institutional Class ($1,004,175,682 / 104,675,953 Shares)	$9.59

Components of Net Assets at April 30, 2010:
Shares of beneficial interest (unlimited authorization – no par)	$6,452,880,060
Undistributed net investment income	24,081,911
Accumulated net realized gain on investments	161,093,502
Net unrealized appreciation of investments and foreign currencies	346,055,859
Total net assets	$6,984,111,332

°Principal amount shown is stated in the currency in which each security is denominated.

AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CLP — Chilean Peso
EUR — European Monetary Unit
GBP — British Pound Sterling
IDR — Indonesian Rupiah
ILS — Israeli Shekel
INR — Indian Rupee
JPY — Japanese Yen
KRW — South Korean Won
MXN — Mexican Peso
MYR — Malaysian Ringgit
NOK — Norwegian Kroner
NZD — New Zealand Dollar
PHP — Philippine Peso
PLN — Polish Zloty
RUB — Russian Ruble

SGD — Singapore Dollar
TWD — Taiwan Dollar
USD — United States Dollar
ZAR — South African Rand

•	Variable rate security. The rate shown is the rate as of April 30, 2010.
w	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2010, the aggregate amount of Rule 144A securities was $1,176,310,252, which represented 16.84% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
*	Fully or partially on loan.
Φ	Step coupon bond. Coupon decreases periodically based on a predetermined schedule. Stated rate in effect at April 30, 2010.
†	Non income producing security.
@	Illiquid security. At April 30, 2010, the aggregate amount of illiquid securities was $24,682,481, which represented 0.35% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At April 30, 2010, the aggregate amount of fair valued securities was $418,674, which represented 0.01% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”
Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
‡	Non income producing security. Security is currently in default.
Δ	Securities have been classified by country of origin.
«	Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at April 30, 2010.
^	Zero coupon security. The rate shown is the yield at the time of purchase.
∞	Fully or partially pledged as collateral for futures contracts.

∏	Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At April 30, 2010, the aggregate amount of the restricted securities was $20 or 0.00% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
≠	The rate shown is the effective yield at the time of purchase.
**	See Note 9 in “Notes to financial statements.”
©	Includes $367,148,322 of securities loaned.

Summary of abbreviations:
ARM — Adjustable Rate Mortgage
CDS — Credit Default Swap
GNMA — Government National Mortgage Association
GSMPS — Goldman Sachs Reperforming Mortgage Securities
MASTR — Mortgage Asset Securitization Transactions, Inc.
NIM — Net Interest Margin
PIK — Pay-in-kind
REIT — Real Estate Investment Trust
REMICs — Real Estate Mortgage Investment Conduits
S.F. — Single Family
TBA — To be announced
yr — Year

Net Asset Value and Offering Price Per Share –
Delaware Diversified Income Fund
Net asset value Class A (A)	$9.59
Sales charge (4.50% of offering price) (B)	0.45
Offering price	$10.04

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

1 The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at April 30, 2010:

Foreign Currency Exchange Contracts

					Unrealized
					Appreciation
Contracts to Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
AUD	11,026,301	USD	(10,202,305)	6/1/10	$(39,545)
AUD	15,686,057	USD	(14,486,544)	6/1/10	(28,962)
BRL	96,370,000	USD	(54,874,160)	6/1/10	205,427
BRL	33,271,447	USD	(18,888,134)	6/1/10	127,925
CAD	21,145,218	USD	(21,154,949)	6/1/10	(342,870)
CAD	26,477,064	USD	(26,491,900)	6/1/10	(431,977)
CAD	(11,508,475)	USD	11,503,988	6/1/10	176,827
CLP	631,613,200	USD	(1,212,842)	6/1/10	6,535
EUR	(1,514,101)	USD	2,019,334	6/1/10	2,896
EUR	10,922,587	USD	(14,535,888)	6/1/10	10,513
EUR	(44,902,837)	USD	59,817,763	6/1/10	17,400
GBP	(1,410,488)	USD	2,180,007	6/1/10	22,543
GBP	(33,290,652)	USD	51,457,361	6/1/10	536,393
IDR	92,187,318,000	USD	(10,237,348)	6/1/10	(65,366)
ILS	44,782,431	USD	(12,048,004)	6/1/10	(38,748)
INR	2,188,474,034	USD	(47,016,000)	10/20/10	1,648,478
JPY	6,365,454,951	USD	(67,563,073)	6/1/10	210,487
JPY	4,780,384,989	USD	(50,810,835)	6/1/10	86,345
KRW	74,393,050,279	USD	(67,397,219)	6/1/10	(352,695)
KRW	39,546,381,450	USD	(35,775,630)	6/1/10	(135,630)
MYR	169,054,178	USD	(53,228,646)	6/1/10	(255,807)
MYR	111,796,251	USD	(35,130,645)	6/1/10	(99,480)
NOK	35,050,215	USD	(5,945,047)	5/3/10	(3,465)
NOK	25,305,758	USD	(4,289,773)	6/1/10	(5,964)
NOK	(51,768,496)	USD	8,787,279	6/1/10	23,805
NOK	(16,874,754)	USD	2,864,303	6/1/10	7,711
NOK	(205,812,279)	USD	34,642,000	6/1/10	(198,312)
NZD	(43,017,382)	USD	31,015,532	6/1/10	(179,993)
PHP	853,279,200	USD	(19,252,690)	6/1/10	(148,126)
PLN	(22,564,026)	USD	7,721,589	6/1/10	88,307
PLN	(77,089,517)	USD	26,086,474	6/1/10	7,529
SGD	45,040,675	USD	(32,924,470)	6/1/10	(56,870)
SGD	49,472,407	USD	(36,187,848)	6/1/10	(86,273)
TWD	1,041,309,625	USD	(33,428,880)	6/1/10	(181,730)
TWD	1,095,267,950	USD	(35,166,735)	6/1/10	(196,792)
ZAR	(126,104,208)	USD	17,042,261	6/1/10	66,782
					$397,298

Statement of net assets
Delaware Diversified Income Fund

Futures Contracts

				Unrealized
Contracts to Buy	Notional Cost	Notional Value	Expiration Date	Appreciation
2,293 U.S. Treasury 5 yr Notes	$264,034,749	$265,665,547	6/30/10	$1,630,798

Swap Contracts
CDS Contracts

Counterparty & Referenced Obligation	Notional Value	Annual Protection Payments	Termination Date	Unrealized Appreciation (Depreciation)
Protection Purchased:
Barclays
ITRAXX Europe Subordinate
Financials 12.1
5 yr CDS	$54,200,000	1.00%	12/20/14	$108,500
Kingdom of Spain
5 yr CDS	38,180,000	1.00%	3/20/15	549,814
5 yr CDS	8,870,000	1.00%	3/20/15	81,271
JPMorgan Chase
Donnelly (R.R.) & Sons
5 yr CDS	17,900,000	5.00%	6/20/14	(3,069,814)
Penney (J.C.)
5 yr CDS	14,065,000	1.00%	3/20/15	(66,633)
5 yr CDS	8,435,000	1.00%	3/20/15	(14,055)
5 yr CDS	5,625,000	1.00%	3/20/15	(34,298)
Portuguese Republic
5 yr CDS	22,471,000	1.00%	6/20/15	1,254,031
Sunoco 5 yr CDS	9,870,000	1.00%	3/20/15	162,819
	$179,616,000			$(1,028,365)
Protection Sold:
CitiGroup
MetLife 5 yr CDS	$4,970,000	5.00%	9/20/14	$283,841
JPMorgan Chase
Macy’s
5 yr CDS	14,065,000	1.00%	3/20/15	271,574
5 yr CDS	8,435,000	1.00%	3/20/15	81,326
5 yr CDS	5,625,000	1.00%	3/20/15	114,012
MetLife 5 yr CDS	8,535,000	1.00%	12/20/14	206,834
Valero Energy 5 yr CDS	9,870,000	1.00%	3/20/15	(11,218)
	$51,500,000			$946,369
Total				$(81,996)

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 8 in “Notes to financial statements.”

See accompanying notes

Statement of operations
Delaware Diversified Income Fund	Six Months Ended April 30, 2010 (Unaudited)

Investment Income:
Interest	$202,246,169
Dividends	940,014
Securities lending income	503,100	$203,689,283

Expenses:
Distribution expenses – Class A	5,908,779
Distribution expenses – Class B	247,461
Distribution expenses – Class C	7,775,617
Distribution expenses – Class R	438,163
Management fees	13,891,498
Dividend disbursing and transfer agent fees and expenses	4,246,801
Accounting and administration expenses	1,237,512
Reports and statements to shareholders	316,743
Legal fees	299,643
Registration fees	232,901
Trustees’ fees	183,631
Custodian fees	152,013
Audit and tax	145,995
Insurance fees	79,567
Pricing fees	33,976
Consulting fees	32,075
Trustees’ expenses	12,918
Dues and services	10,757	35,246,050
Less waived distribution expenses – Class A		(984,796)
Less waived distribution expenses – Class R		(73,027)
Total operating expenses		34,188,227
Net Investment Income		169,501,056

Net Realized and Unrealized Gain (Loss) on Investments
and Foreign Currencies:
Net realized gain (loss) on:
Investments	$170,285,551
Futures contracts	(5,397,730)
Swap contracts	(6,796,718)
Foreign currencies	9,997,064
Net realized gain	168,088,167
Net change in unrealized appreciation/depreciation
of investments and foreign currencies	88,606,402
Net Realized and Unrealized Gain on Investments
and Foreign Currencies	256,694,569

Net Increase in Net Assets Resulting from Operations	$426,195,625

See accompanying notes

Statements of changes in net assets
Delaware Diversified Income Fund

	Six Months	Year
	Ended	Ended
	4/30/10	10/31/09
	(Unaudited)
Increase in Net Assets from Operations:
Net investment income	$169,501,056	$234,745,100
Net realized gain on investments and
foreign currencies	168,088,167	129,708,290
Net change in unrealized appreciation/depreciation
of investments and foreign currencies	88,606,402	668,939,054
Net increase in net assets resulting from operations	426,195,625	1,033,392,444

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(111,221,629)	(191,162,104)
Class B	(1,213,372)	(3,102,522)
Class C	(37,874,474)	(56,309,765)
Class R	(3,934,185)	(7,330,042)
Institutional Class	(14,430,413)	(10,391,686)

Net realized gain on investments:
Class A	(28,468,468)	—
Class B	(364,715)	—
Class C	(10,874,790)	—
Class R	(1,031,115)	—
Institutional Class	(2,737,573)	—
	(212,150,734)	(268,296,119)

Capital Share Transactions:
Proceeds from shares sold:
Class A	1,164,381,335	1,658,303,400
Class B	889,480	2,552,915
Class C	454,058,123	631,878,758
Class R	37,788,739	61,884,945
Institutional Class	743,000,376	254,552,010

	Six Months	Year
	Ended	Ended
	4/30/10	10/31/09
	(Unaudited)
Capital Share Transactions (continued):
Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	$117,697,777	$152,555,849
Class B	1,279,127	2,292,346
Class C	39,462,495	42,700,669
Class R	4,960,554	6,843,762
Institutional Class	10,626,794	7,752,616
	2,574,144,800	2,821,317,270

Cost of shares repurchased:
Class A	(1,079,323,307)	(1,039,415,172)
Class B	(6,014,214)	(13,566,739)
Class C	(143,359,016)	(195,811,803)
Class R	(27,300,704)	(48,202,556)
Institutional Class	(92,786,434)	(55,853,130)
	(1,348,783,675)	(1,352,849,400)
Increase in net assets derived from
capital share transactions	1,225,361,125	1,468,467,870
Net Increase in Net Assets	1,439,406,016	2,233,564,195

Net Assets:
Beginning of period	5,544,705,316	3,311,141,121
End of period (including undistributed
net investment income of $24,081,911 and
$12,389,586, respectively.)	$6,984,111,332	$5,544,705,316

See accompanying notes

Financial highlights
Delaware Diversified Income Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes

Six Months Ended	Year Ended
4/30/101	10/31/09	10/31/08	10/31/07	10/31/06	10/31/05
(Unaudited)
$9.270	$7.740	$8.930	$8.690	$8.540	$8.930

0.263	0.500	0.411	0.391	0.427	0.328
0.388	1.611	(1.053)	0.307	0.175	(0.229)
0.651	2.111	(0.642)	0.698	0.602	0.099

(0.263)	(0.581)	(0.467)	(0.458)	(0.420)	(0.389)
(0.068)	—	(0.081)	—	—	(0.092)
—	—	—	—	(0.032)	(0.008)
(0.331)	(0.581)	(0.548)	(0.458)	(0.452)	(0.489)

$9.590	$9.270	$7.740	$8.930	$8.690	$8.540

7.15%	28.42%	(7.69% )	8.22%	7.27%	1.04%

$3,994,371	$3,658,355	$2,361,034	$1,795,553	$960,616	$708,433
0.92%	0.97%	0.97%	0.99%	1.00%	1.00%

0.97%	1.02%	1.02%	1.05%	1.13%	1.14%
5.63%	5.96%	4.75%	4.43%	5.01%	3.72%

5.58%	5.91%	4.70%	4.37%	4.88%	3.58%
192%	213%	251%	277%	296%	417%

Financial highlights
Delaware Diversified Income Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
4/30/101	10/31/09	10/31/08	10/31/07	10/31/06	10/31/05
(Unaudited)
$9.260	$7.730	$8.920	$8.680	$8.540	$8.920

0.228	0.438	0.346	0.325	0.362	0.262
0.377	1.610	(1.053)	0.307	0.166	(0.219)
0.605	2.048	(0.707)	0.632	0.528	0.043

(0.227)	(0.518)	(0.402)	(0.392)	(0.356)	(0.323)
(0.068)	—	(0.081)	—	—	(0.092)
—	—	—	—	(0.032)	(0.008)
(0.295)	(0.518)	(0.483)	(0.392)	(0.388)	(0.423)

$9.570	$9.260	$7.730	$8.920	$8.680	$8.540

6.76%	27.51%	(8.39% )	7.43%	6.35%	0.30%

$48,424	$50,608	$50,501	$58,799	$56,570	$53,626
1.67%	1.72%	1.72%	1.74%	1.75%	1.75%

1.67%	1.72%	1.72%	1.75%	1.83%	1.84%
4.88%	5.21%	4.00%	3.68%	4.26%	2.97%

4.88%	5.21%	4.00%	3.67%	4.18%	2.88%
192%	213%	251%	277%	296%	417%

Financial highlights
Delaware Diversified Income Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
4/30/101	10/31/09	10/31/08	10/31/07	10/31/06	10/31/05
(Unaudited)
$9.270	$7.740	$8.930	$8.690	$8.540	$8.930

0.228	0.437	0.346	0.326	0.363	0.263
0.388	1.611	(1.054)	0.306	0.175	(0.230)
0.616	2.048	(0.708)	0.632	0.538	0.033

(0.228)	(0.518)	(0.401)	(0.392)	(0.356)	(0.323)
(0.068)	—	(0.081)	—	—	(0.092)
—	—	—	—	(0.032)	(0.008)
(0.296)	(0.518)	(0.482)	(0.392)	(0.388)	(0.423)

$9.590	$9.270	$7.740	$8.930	$8.690	$8.540

6.75%	27.47%	(8.39% )	7.42%	6.47%	0.29%

$1,779,550	$1,375,429	$717,511	$489,431	$264,265	$218,077
1.67%	1.72%	1.72%	1.74%	1.75%	1.75%

1.67%	1.72%	1.72%	1.75%	1.83%	1.84%
4.88%	5.21%	4.00%	3.68%	4.26%	2.97%

4.88%	5.21%	4.00%	3.67%	4.18%	2.88%
192%	213%	251%	277%	296%	417%

Financial highlights
Delaware Diversified Income Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes

Six Months Ended	Year Ended
4/30/101	10/31/09	10/31/08	10/31/07	10/31/06	10/31/05
(Unaudited)
$9.270	$7.730	$8.930	$8.690	$8.540	$8.930

0.251	0.479	0.390	0.369	0.406	0.301
0.378	1.621	(1.064)	0.307	0.174	(0.231)
0.629	2.100	(0.674)	0.676	0.580	0.070

(0.251)	(0.560)	(0.445)	(0.436)	(0.398)	(0.360)
(0.068)	—	(0.081)	—	—	(0.092)
—	—	—	—	(0.032)	(0.008)
(0.319)	(0.560)	(0.526)	(0.436)	(0.430)	(0.460)

$9.580	$9.270	$7.730	$8.930	$8.690	$8.540

7.02%	28.27%	(8.04% )	7.95%	7.00%	0.71%

$157,590	$137,179	$96,238	$75,112	$43,247	$22,661
1.17%	1.22%	1.22%	1.24%	1.25%	1.31%

1.27%	1.32%	1.32%	1.35%	1.43%	1.44%
5.38%	5.71%	4.50%	4.18%	4.76%	3.41%

5.28%	5.61%	4.40%	4.07%	4.58%	3.28%
192%	213%	251%	277%	296%	417%

Financial highlights
Delaware Diversified Income Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
4/30/101	10/31/09	10/31/08	10/31/07	10/31/06	10/31/05
(Unaudited)
$9.280	$7.740	$8.940	$8.700	$8.550	$8.930

0.274	0.521	0.433	0.413	0.449	0.350
0.378	1.621	(1.064)	0.307	0.173	(0.218)
0.652	2.142	(0.631)	0.720	0.622	0.132

(0.274)	(0.602)	(0.488)	(0.480)	(0.440)	(0.412)
(0.068)	—	(0.081)	—	—	(0.092)
—	—	—	—	(0.032)	(0.008)
(0.342)	(0.602)	(0.569)	(0.480)	(0.472)	(0.512)

$9.590	$9.280	$7.740	$8.940	$8.700	$8.550

7.16%	28.87%	(7.57% )	8.48%	7.52%	1.41%

$1,004,176	$323,134	$85,857	$40,881	$40,813	$13,270
0.67%	0.72%	0.72%	0.74%	0.75%	0.75%

0.67%	0.72%	0.72%	0.75%	0.83%	0.84%
5.88%	6.21%	5.00%	4.68%	5.26%	3.97%

5.88%	6.21%	5.00%	4.67%	5.18%	3.88%
192%	213%	251%	277%	296%	417%

Notes to financial statements
Delaware Diversified Income Fund	April 30, 2010 (Unaudited)

Delaware Group® Adviser Funds (Trust) is organized as a Delaware statutory trust and offers two series: Delaware Diversified Income Fund and Delaware U.S. Growth Fund. These financial statements and related notes pertain to Delaware Diversified Income Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek maximum long-term total return, consistent with reasonable risk.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Investment companies are valued at net asset value per share. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices. Generally, index swap contracts and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (October 31, 2006 – October 31, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At April 30, 2010, the Fund held no investments in repurchase agreements.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in

Notes to financial statements
Delaware Diversified Income Fund

1. Significant Accounting Policies (continued)

exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which is due to changes in the foreign exchange rates from that which are due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Withholding taxes on foreign interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund expects to declare dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute such income dividends and capital gains more frequently, if necessary for tax purposes.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended April 30, 2010.

2.	Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.55% on the first $500 million of average daily net assets of the Fund, 0.50% on the next $500 million, 0.45% on the next $1.5 billion and 0.425% on average daily net assets in excess $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the six months ended April 30, 2010, the Fund was charged $155,408 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to limit the Class A and Class R shares’ 12b-1 fees through February 28, 2011 to no more than 0.25% and 0.50%, respectively, of the classes’ average daily net assets.

At April 30, 2010, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$2,504,222
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	261,400
Distribution fees payable to DDLP	2,330,240
Other expenses payable to DMC and affiliates*	281,393

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended April 30, 2010, the Fund was charged $ 161,964 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the six months ended April 30, 2010, DDLP earned $631,598 for commissions on sales of the Fund’s Class A shares. For the six months ended April 30, 2010, DDLP received gross CDSC commissions of $-, $26,044 and $110,589 on redemptions of the Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares.

Notes to financial statements
Delaware Diversified Income Fund

2.	Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the six months ended April 30, 2010, the Fund made purchases of $5,409,350,314 and sales of $4,376,164,472 of investment securities other than U.S. government securities and short-term investments. For the six months ended April 30, 2010, the Fund made purchases of $1,414,225,429 and sales of $1,347,737,943 of long-term U.S. government securities.

At April 30, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At April 30, 2010, the cost of investments was $7,281,101,394. At April 30, 2010, net unrealized appreciation was $351,610,609, of which $383,116,222 related to unrealized appreciation of investments and $31,505,613 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – Inputs are quoted prices in active markets

Level 2 – Inputs are observable, directly or indirectly

Level 3 – Inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of April 30, 2010:

	Level 1	Level 2	Level 3	Total
Asset- & Mortgage-
Backed Securities	$—	$1,415,647,540	$46,661,668	$1,462,309,208
Corporate Debt	—	4,290,658,682	16,488,151	4,307,146,833
Common Stock	7,531,667	—	20	7,531,687
Foreign Debt	—	712,348,064	15,570,580	727,918,644
Municipal Bonds	—	7,802,755	—	7,802,755
U.S. Treasury Obligations	199,978,161	—	—	199,978,161
Short-Term Investments	—	539,579,391	—	539,579,391
Securities Lending
Collateral	340,075,762	26,148,398	322,817	366,546,977
Other	—	13,898,343	4	13,898,347
Total	$547,585,590	$7,006,083,173	$79,043,240	$7,632,712,003

Foreign Currency
Exchange Contracts	$—	$397,298	$—	$397,298
Futures Contracts	$—	$1,630,798	$—	$1,630,798
Swap Contracts	$—	$(81,996)	$—	$(81,996)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Asset- and
	Mortgage-
	Backed	Corporate	Common
	Securities	Debt	Stock
Balance as of 10/31/09	$13,249,080	$418,650	$20
Purchases	33,998,860	13,160,107	—
Sales	(863,375)	(168,491)	—
Net realized gain	50,086	10,952	—
Transfer into Level 3	—	3,609,578	—
Transfer out of Level 3	(15,968)	(53,190)	—
Net change in unrealized
appreciation/depreciation	242,985	(489,455)	—
Balance as of 4/30/10	$46,661,668	$16,488,151	$20

Net change in unrealized
appreciation/depreciation
from investments still held
as of 4/30/10	$150,396	$(489,455)	$—

Notes to financial statements
Delaware Diversified Income Fund

3. Investments (continued)

		Securities
	Foreign	Lending
	Debt	Collateral	Other	Total
Balance as of 10/31/09	$42,205,718	$760	$4	$55,874,232
Purchases	26,263,403	—	—	73,422,370
Sales	(31,167,438)	—	—	(32,199,304)
Net realized gain	858,355	—	—	919,393
Transfer into Level 3	7,400,727	—	—	11,010,305
Transfer out of Level 3	(28,205,797)	—	—	(28,274,955)
Net change in unrealized
appreciation/depreciation	(1,784,388)	322,057	—	(1,708,801)
Balance as of 4/30/10	$15,570,580	$322,817	$4	$79,043,240

Net change in unrealized
appreciation/depreciation
from investments still held
as of 4/30/10	$43,618	$322,057	$—	$26,616

In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduces new disclosure requirements and clarifies certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for the Fund’s year ending October 31, 2011 and interim periods therein. Management is evaluating the impact of this update on its current disclosures.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended April 30, 2010 and the year ended October 31, 2009 was as follows:

	Six Months Ended	Year Ended
	4/30/10*	10/31/09
Ordinary income	$212,150,734	$268,296,119

*Tax information for the period ended April 30, 2010 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of April 30, 2010, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$6,452,880,060
Undistributed ordinary income	149,082,095
Undistributed long-term capital gains	30,341,578
Other temporary differences	(511,530)
Unrealized appreciation of investments,
swap contracts and foreign currencies	352,319,129
Net assets	$6,984,111,332

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, mark-to-market on futures contract, mark-to-market on foreign currency contracts, tax deferral of losses on straddles, tax treatment of CDS contracts, and tax treatment of market discount and premium on debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions, market discount and premium on certain debt instruments, paydowns gains (losses) of asset- and mortgage-backed securities, tax treatment of CDS contracts and tax treatment of U.S. Treasury Inflation Index Securities. Results of operations and net assets were not affected by these reclassifications. For the six months ended April 30, 2010, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed net investment income	$10,865,342
Accumulated net realized gain	(10,865,342)

Notes to financial statements
Delaware Diversified Income Fund

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	4/30/10	10/31/09
Shares sold:
Class A	118,292,050	196,907,387
Class B	56,007	309,200
Class C	43,930,811	74,237,705
Class R	3,339,772	7,421,093
Institutional Class	78,397,724	29,530,407

Shares issued upon reinvestment of dividends and distributions:
Class A	18,220,120	18,308,399
Class B	175,704	277,883
Class C	8,604,469	5,113,153
Class R	1,208,033	822,846
Institutional Class	1,308,790	921,358
	273,533,480	333,849,431
Shares repurchased:
Class A	(114,437,474)	(125,766,252)
Class B	(639,512)	(1,656,115)
Class C	(15,247,328)	(23,709,712)
Class R	(2,903,991)	(5,883,362)
Institutional Class	(9,859,588)	(6,708,755)
	(143,087,893)	(163,724,196)
Net increase	130,445,587	170,125,235

For the six months ended April 30, 2010 and the year ended October 31, 2009, 102,141 Class B shares were converted to 101,985 Class A shares valued at $963,132 and 199,448 Class B shares were converted to 199,862 Class A shares valued at $1,625,117, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statements of changes in net assets.

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $35,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The agreement expires on November 16, 2010. The Fund had no amounts outstanding as of April 30, 2010 or at any time during the period then ended.

8. Derivatives

U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures in the normal course of pursuing its investment objective. The Fund may invest in

Notes to financial statements
Delaware Diversified Income Fund

8. Derivatives (continued)

futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Swap Contracts — The Fund may enter into interest rate swap contracts, index swap contracts and CDS contracts in the normal course of pursuing its investment objective. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/ receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Index Swaps. Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the

Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the referenced notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended April 30, 2010, the Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. At April 30, 2010, the aggregate unrealized depreciation of CDS was $81,996. The Fund had posted $470,000 as collateral, net of collateral received, for certain open derivatives. If a credit event had occurred for all referenced notionals where collateral posting was required as of April 30, 2010, the contracts’ credit-risk-related contingent features would have been triggered and the Fund would have received net amount $128,116,000 less the value of the contracts’ reference obligations.

As disclosed in the footnotes to the statement of net assets, at April 30, 2010, the notional value of the protection sold was $51,500,000, which reflects the maximum potential amount the Fund would have been required to pay as a seller of credit protection if a credit event had occurred. The quoted market prices and resulting market values for CDS agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement

Notes to financial statements
Delaware Diversified Income Fund

8. Derivatives (continued)

has been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. At April 30, 2010, the net unrealized appreciation of the protection sold was $946,369.

CDS may involve greater risks than when the Fund had invested in the reference obligation directly. CDS are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swaps Generally. Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the statement of net assets.

Fair values of derivative instruments as of April 30, 2010 were as follows:

	Asset Derivatives			Liability Derivatives
	Statement of Net			Statement of Net
	Assets Location	Fair Value		Assets Location	Fair Value
Foreign exchange contracts
(Forward Currency Contracts)	Receivables	$1,253,022		Payables/Net Assets unrealized depreciation	$(855,724)
Interest rate contracts
(Futures)	Receivables	1,630,798	*	Payables/Net Assets unrealized depreciation	—
Credit contracts
(Swaps)	Receivables	1,023,426		Payables/Net Assets unrealized depreciation	(1,105,422)
Total		$3,907,246			$(1,961,146)

*Represents variation margin on the last day of the reporting period.

The effect of derivative instruments on the statements of operations for the six months ended April 30, 2010 was a follows:

		Realized Gain
		or Loss on	Change in Unrealized
		Derivatives	Appreciation
	Location of Gain or Loss on	Recognized in	on Derivatives
	Derivatives Recognized in Income	Income	Recognized in Income
Foreign exchange contracts (Forward Currency Contracts)	Net realized gain on foreign currencies and net change in unrealized appreciation/depreciation of investments and foreign currencies	$1,751,376	$12,695,517
Interest rate contracts (Futures)	Net realized loss on futures contracts and net change in unrealized appreciation/depreciation of investments and foreign currencies	(5,397,730)	2,765,836
Credit contracts (Swaps)	Net realized loss on swap contracts and net change in unrealized appreciation/depreciation of investments and foreign currencies	(6,796,718)	3,056,627
Total		$(10,443,072)	$18,517,980

9. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the BNY Mellon Securities Lending Overnight Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may only hold cash and high quality assets with a maturity of one business day or less (Cash/Overnight Assets). The Fund also has cash collateral invested in the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), which generally holds the portfolio securities of the Fund’s

Notes to financial statements
Delaware Diversified Income Fund

9. Securities Lending (continued)

previous cash pool other than its Cash/Overnight Assets. The Liquidating Fund invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group (S&P) or Moody’s Investors Service, Inc. (Moody’s) or repurchase agreements collateralized by such securities. The Fund will not make additional investments of cash collateral in the Liquidating Fund; the Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or is sold. Both the Collective Trust and the Liquidating Fund seek to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust and the Liquidating Fund. This could occur if an investment in the Collective Trust or the Liquidating Fund defaulted or if it were necessary to liquidate assets in the Collective Trust or the Liquidating Fund to meet returns on outstanding security loans at a time when their net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust or the Liquidating Fund that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of amount allocated to the security lending agent and the borrower.

At April 30, 2010, the value of securities on loan was $367,148,322, for which the Fund received collateral, comprised of non-cash collateral valued at $1,565,188, and cash collateral of $374,110,684. At April 30, 2010, the value of invested collateral was $366,546,977. Investments purchased with cash collateral are presented on the statement of net assets under the caption “Securities Lending Collateral”.

10. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 60% its net assets in high yield fixed income securities, which carry ratings of BB or lower by S&P and/or Ba or lower by Moody’s. Investments in these high yield securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether

Notes to financial statements
Delaware Diversified Income Fund

10. Credit and Market Risk (continued)

individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the statement of net assets.

11. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had any prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

12. Sale of Delaware Investments to Macquarie Group

On August 18, 2009, Lincoln National Corporation (former parent company of Delaware Investments) and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, DDLP and DSC, would be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). The Transaction was completed on January 4, 2010. DMC, DDLP and DSC are now wholly owned subsidiaries of Macquarie.

The Transaction resulted in a change of control of DMC which, in turn, caused the termination of the investment management agreement between DMC and the Fund. On January 4, 2010, the new investment management agreement between DMC and the Fund that was approved by the shareholders became effective.

13. Subsequent Event

Management has determined no material events or transactions occurred subsequent to April 30, 2010 that would require recognition or disclosure in the Fund’s financial statements.

Other Fund information
(Unaudited)
Delaware Diversified Income Fund

Proxy Results

At Joint Special Meetings of Shareholders of Delaware Group® Adviser Funds (the “Trust”), on behalf of Delaware Diversified Income Fund (the “Fund”), held on November 12, 2009 and reconvened on December 23, 2009 and March 16, 2010, the shareholders of the Fund voted to (i) elect a Board of Trustees for the Trust; and to (ii) approve a new investment advisory agreement between the Trust, on behalf of the Fund, and Delaware Management Company. At the meeting, the following people were elected to serve as Independent Trustees: Thomas L. Bennett, John A. Fry, Anthony D. Knerr, Lucinda S. Landreth, Ann R. Leven, Thomas F. Madison, Janet L. Yeomans, and J. Richard Zecher. In addition, Patrick P. Coyne was elected to serve as an Interested Trustee.

The following proposals were submitted for a vote of the shareholders:

1. To elect a Board of Trustees for the Trust.

		% of	% of		% of	% of
		Outstanding	Shares		Outstanding	Shares
	Shares Voted For	Shares	Voted	Shares Withheld	Shares	Voted
Thomas L. Bennett	378,758,011.098	61.784	96.900	12,118,772.901	1.977	3.100
Patrick P. Coyne	378,678,515.425	61.771	96.879	12,198,268.574	1.990	3.121
John A. Fry	378,828,685.376	61.796	96.918	12,048,098.623	1.965	3.082
Anthony D. Knerr	378,719,683.408	61.778	96.890	12,157,100.591	1.983	3.110
Lucinda S. Landreth	378,782,489.294	61.788	96.906	12,094,294.705	1.973	3.094
Ann R. Leven	378,657,849.916	61.768	96.874	12,218,934.083	1.993	3.126
Thomas F. Madison	378,392,919.247	61.725	96.806	12,483,864.752	2.036	3.194
Janet L. Yeomans	378,845,810.940	61.798	96.922	12,030,973.059	1.963	3.078
J. Richard Zecher	378,753,748.427	61.783	96.899	12,123,035.572	1.978	3.101

2.	To approve a new investment advisory agreement between each Fund and Delaware Management Company, a series of Delaware Management Business Trust.

Delaware Diversified Income Fund
Shares Voted For	240,310,584.824
Percentage of Outstanding Shares	42.937%
Percentage of Shares Voted	67.027%
Shares Voted Against	4,673,586.866
Percentage of Outstanding Shares	0.835%
Percentage of Shares Voted	1.304%
Shares Abstained	7,416,424.404
Percentage of Outstanding Shares	1.325%
Percentage of Shares Voted	2.068%
Broker Non-Votes	106,125,461.305

Other Fund information
(Unaudited)
Delaware Diversified Income Fund

Board Consideration of New Investment Advisory Agreement

At a meeting held on September 3, 2009 (the “Meeting”), the Board of Trustees of the Delaware Investments® Family of Funds (the “Board”), including the independent Trustees, unanimously approved a new investment advisory agreement between each registrant on behalf of each series (each, a “Fund” and together, the “Funds”) and Delaware Management Company (“DMC”) in connection with the sale of Delaware Investments’ advisory business to Macquarie Bank Limited (the “Macquarie Group”) (the “Transaction”). In making its decision, the Board considered information furnished specifically in connection with the approval of the new investment advisory agreements with DMC (the “New Investment Advisory Agreements”) which included extensive materials about the Transaction and matters related to the proposed approvals. To assist the Board in considering the New Investment Advisory Agreements, Macquarie Group provided materials and information about Macquarie Group, including detailed written responses to the questions posed by the independent Trustees. DMC also provided materials and information about the Transaction, including detailed written responses to the questions posed by the independent Trustees.

At the Meeting, the Trustees discussed the Transaction with DMC management and with key Macquarie Group representatives. The Meeting included discussions of the strategic rationale for the Transaction and Macquarie Group’s general plans and intentions regarding the Funds and DMC. The Board members also inquired about the plans for, and anticipated roles and responsibilities of, key employees and officers of Delaware Management Holdings Inc. and DMC in connection with the Transaction.

In connection with the Trustees’ review of the New Investment Advisory Agreements for the Funds, DMC and/or Macquarie Group emphasized that:
  They expected that there would be no adverse changes as a result of the Transaction, in the nature, quality, or extent of services currently provided to the Funds and their shareholders, including investment management, distribution, or other shareholder services.

  No material changes in personnel or operations were contemplated in the operation of DMC under Macquarie Group as a result of the Transaction and no material changes were currently contemplated in connection with third party service providers to the Funds.

  Macquarie Group had no intention to cause DMC to alter the voluntary expense waivers and reimbursements currently in effect for the Funds.

  Under the agreement between Macquarie Group and Lincoln National Corporation (“LNC”) (the “Transaction Agreement”), Macquarie Group has agreed to conduct, and to cause its affiliates to conduct, their respective businesses in compliance with the conditions of Section 15(f) of the Investment Company Act of 1940 (the “1940 Act”) with respect to the Funds, to the extent within its control, including maintaining Board composition of at least 75% of the Board members qualifying as independent Trustees and not imposing any “unfair burden” on the Funds for at least two years from the closing of the Transaction (the “Closing”).

In addition to the information provided by DMC and Macquarie Group as described above, the Trustees also considered all other factors they believed to be relevant to evaluating the New Investment Advisory Agreements, including the specific matters discussed below. In their deliberations, the Trustees did not identify any particular information that was controlling, and different Trustees may have attributed different weights to the various factors. However, for each Fund, the Trustees determined that the overall arrangements between the Fund and DMC, as provided in the respective New Investment Advisory Agreement, including the proposed advisory fee and the related administration arrangements between the Fund and DMC, were fair and reasonable in light of the services to be performed, expenses incurred, and such other matters as the Trustees considered relevant. Factors evaluated included:
  The potential for expanding distribution of Fund shares through access to Macquarie Group’s existing distribution channels;

  Delaware Investments’ acquisition of an exclusive wholesaling sales force from a subsidiary of LNC;

  The reputation, financial strength, and resources of Macquarie Group as well as its historic and ongoing commitment to the asset management business in Australia as well as other parts of the world;

  The terms and conditions of the New Investment Advisory Agreements, including that each Fund’s total contractual fee rate under the New Investment Advisory Agreement will remain the same;

  The Board’s full annual review (or initial approval) of the current investment advisory agreements at their in-person meeting in May 2009 as required by the 1940 Act and its determination that (i) DMC had the capabilities, resources, and personnel necessary to provide the satisfactory advisory and administrative services currently provided to each Fund and (ii) the advisory and/or management fees paid by each Fund, taking into account any applicable fee waivers and breakpoints, represented reasonable compensation to DMC in light of the services provided, the costs to DMC of providing those services, economies of scale, and the fees and other expenses paid by similar funds and such other matters that the Board considered relevant in the exercise of its reasonable judgment;

  The portfolio management teams for the Funds are not currently expected to change as a result of the Transaction;

  LNC and Macquarie Group were expected to execute a reimbursement agreement pursuant to which LNC and Macquarie Group would agree to pay (or reimburse) all reasonable out-of-pocket costs and expenses of the Funds in connection with the Board’s consideration of the Transaction, the New Investment Advisory Agreements and related agreements, and all costs related to the proxy solicitation (the “Expense Agreement”);

Other Fund information
(Unaudited)
Delaware Diversified Income Fund

Board Consideration of New Investment Advisory Agreement (continued)
  The likelihood that Macquarie Group would invest additional amounts in Delaware Investments, including DMC, which could result in increased assets under management, which in turn would allow some Funds the potential opportunity to achieve economies of scale and lower fees payable by Fund shareholders; and

  The compliance and regulatory history of Macquarie Group and its affiliates.
In making their decision relating to the approval of each Fund’s New Investment Advisory Agreement, the independent Trustees gave attention to all information furnished. The following discussion, however, identifies the primary factors taken into account by the Trustees and the conclusions reached in approving the New Investment Advisory Agreements.

Nature, Extent, and Quality of Service. The Trustees considered the services historically provided by DMC to the Funds and their shareholders. In reviewing the nature, extent, and quality of services, the Board considered that the New Investment Advisory Agreements would be substantially similar to the current investment advisory agreements between the Funds and DMC (the “Current Investment Advisory Agreements”), and therefore, considered the many reports furnished to them throughout 2008 and 2009 at regular Board meetings covering matters such as the relative performance of the Funds; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Funds; the compliance of management personnel with the code of ethics adopted throughout the Delaware Investments Family of Funds complex; and the adherence to fair value pricing procedures as established by the Board. The Trustees were pleased with the current staffing of DMC and the emphasis placed on research and risk management in the investment process. Favorable consideration was given to DMC’s efforts to maintain expenditures and, in some instances, increase financial and human resources committed to Fund matters.

The Board also considered the transfer agent and shareholder services that would continue to be provided to Fund shareholders by DMC’s affiliate, Delaware Service Company, Inc. (“DSC”). The Trustees noted, in particular, DSC’s commitment to maintain a high level of service as well as DMC’s expenditures to improve the delivery of shareholder services. The Board was assured that shareholders would continue to receive the benefits provided to Fund shareholders by being part of the Delaware Investments Family of Funds, including each shareholder’s ability to exchange an investment in one Delaware Investments Fund for the same class of shares in another Delaware Investments Fund without a sales charge, to reinvest Fund dividends into additional shares of any of the Funds, and the privilege to combine holdings in other Funds to obtain a reduced sales charge.

Based on the information provided by DMC and Macquarie Group, including that Macquarie Group and DMC currently expected no material changes as a result of the Transaction in (i) personnel or operations of DMC or (ii) third party service providers to the Funds, the Board concluded that the satisfactory nature, extent, and quality of services currently provided to the Funds and their shareholders were very likely to continue under the New Investment Advisory

Agreements. Moreover, the Board concluded that the Funds would probably benefit from the expanded distribution resources that would become available to Delaware Investments following the Transaction. The Board also concluded that it was very unlikely that any “unfair burden” would be imposed on any of the Funds for the first two years following the Closing as a result of the Transaction. Consequently, the Board concluded that it did not expect the Transaction to result in any adverse changes in the nature, quality, or extent of services (including investment management, distribution or other shareholder services) currently provided to the Funds and their shareholders.

Investment Performance. The Board considered the overall investment performance of DMC and the Funds. The Trustees placed significant emphasis on the investment performance of the Funds in view of its importance to shareholders. Although the Trustees gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Trustees gave particular weight to their review of investment performance in connection with the approval of the Current Investment Advisory Agreements at the Board meeting held in May 2009. At that meeting, the Trustees reviewed reports prepared by Lipper, Inc., an independent statistical compilation organization (“Lipper”), which showed each Fund’s investment performance as of December 31, 2008 in comparison to a group of funds selected by Lipper as being similar to the Fund (the “Performance Universe”). During the May 2009 agreement review process, the Trustees observed the significant improvements to relative investment performance of the Funds compared to the Funds’ performance as of December 31, 2007.

At their meeting on September 3, 2009, the Trustees, including the independent Trustees in consultation with their independent counsel, reviewed the investment performance of each Fund. The Trustees compared the performance of each Fund relative to that of its respective Performance Universe for the 1-, 3-, 5-, and 10-year periods ended June 30, 2009 and compared its relative investment performance against the corresponding relative investment performance of each Fund for such time periods ended December 31, 2008, to the extent applicable. As of June 30, 2009, 30 of the Funds had investment performance relative to that of the respective Performance Universe that was better than the corresponding relative investment performance at December 31, 2008 for all applicable time periods. At June 30, 2009, an additional 6 Funds had investment performance relative to that of their respective Performance Universe that was better than the corresponding relative investment performance at December 31, 2008 for a majority of the applicable time periods. At June 30, 2009, 15 additional Funds had investment performance relative to that of their respective Performance Universe that was better than the corresponding relative performance at December 31, 2008 and only 29 Funds had poorer relative investment performance at June 30, 2009 compared to that at December 31, 2008.

The Board therefore concluded that the investment performance of the Funds, on an aggregate basis, had continued to improve relative to their respective Performance Universe since the data reviewed at the May 2009 meeting. Based on information provided by DMC and Macquarie Group, the Board concluded that neither the Transaction nor the New Investment

Other Fund information
(Unaudited)
Delaware Diversified Income Fund

Board Consideration of New Investment Advisory Agreement (continued)

Advisory Agreement would likely have an adverse effect on the investment performance of any Fund because (i) DMC and Macquarie Group did not currently expect the Transaction to cause any material change to the Funds’ portfolio management teams responsible for investment performance, which the Board found to be satisfactory and improving; and (ii) as discussed in more detail below, the Funds’ expenses were not expected to increase as a result of the Transaction.

Comparative Expenses. The Trustees also considered expense comparison data for the Funds previously provided in May 2009. At that meeting, DMC had provided the Board with information on pricing levels and fee structures for the Funds and comparative funds. The Trustees focused on the comparative analysis of the effective management fees and total expense ratios of each Fund versus the effective management fees and expense ratios of a group of funds selected by Lipper as being similar to each Fund (the “Expense Group”). In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into account any applicable breakpoints and fee limitations. Each Fund’s total expenses were also compared with those of its Expense Group. The Trustees also considered fees paid to Delaware Investments for nonmanagement services. At the September 3, 2009 meeting, DMC advised the Board that the more recent comparative expenses for the Funds remained consistent with the previous review in May 2009 and, consequently, the Trustees concluded that expenses of the Funds were satisfactory.

The Board also considered the Expense Agreement under negotiation in evaluating Fund expenses. The Trustees expected that the Expense Agreement would provide that LNC and Macquarie Group would pay or reimburse the Trusts for all reasonable out-of-pocket costs and expenses in connection with the Transaction and the consideration of the New Investment Advisory Agreements (subject to certain limited exceptions).

Based on information provided by DMC and Macquarie Group, the Board concluded that neither the Transaction nor the New Investment Advisory Agreements likely would have an adverse effect on the Funds’ expenses because (i) each Fund’s contractual fee rates under the New Investment Advisory Agreement would remain the same; (ii) under the Expense Agreement, the Funds would be reimbursed for all reasonable out-of-pocket costs and expenses in connection with the Transaction and the related proxy solicitation (subject to certain limited exceptions); and (iii) the expense ratios of certain Funds might decline as a result of the possible increased investment in Delaware Investments by Macquarie Group, as discussed below under “Economies of Scale.”

Management Profitability. At their meeting on September 3, 2009, the Board evaluated DMC’s profitability in connection with the operation of the Funds. The Board had previously considered DMC’s profitability in connection with the operation of the Funds at its May 2009 meeting. At that meeting, the Board reviewed an analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the Funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability.

At the May 2009 meeting, representatives of DMC had stated that the level of profits of DMC, to a certain extent, reflect operational cost savings and efficiencies initiated by Delaware Investments (including DMC and its affiliates that provide services to the Funds). The Board considered Delaware Investments’ efforts to improve services provided to Fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide U.S. Securities and Exchange Commission initiatives. At that meeting, the Board found that the management fees were reasonable in light of the services rendered and the level of profitability of DMC. At the September 3, 2009 meeting, DMC advised the Board that DMC did not expect the Transaction to affect materially the profitability of Delaware Investments compared to the level of profitability considered during the May 2009 review. Moreover, the Trustees reviewed pro forma balance sheets of certain key companies in Delaware Investments as of June 30, 2009 (which were provided by Macquarie Group and DMC in response to the Trustees’ requests) and evaluated the projections of Delaware Investments’ capitalization following the Transaction for purposes of evaluating the financial ability of Delaware Investments to continue to provide the nature, extent, and quality of services as it had under the Current Investment Advisory Agreement.

Based on information provided by DMC and Macquarie Group, the Board concluded that DMC and Delaware Investments would be sufficiently capitalized following the Transaction to continue the same level and quality of services to the Funds under the New Investment Advisory Agreements as was the case under the Current Investment Advisory Agreements. The Board also concluded that Macquarie Group had sufficient financial strength and resources, as well as an ongoing commitment to a global asset management business, to continue investing in Delaware Investments, including DMC, to the extent that Macquarie Group determined it was appropriate. Finally, because services and costs were expected to be substantially the same (and DMC had represented that, correspondingly, profitability would be about the same), under the New Investment Advisory Agreements as under the Current Investment Advisory Agreements, the Trustees concluded that the profitability of Delaware Investments would not result in an inequitable charge on the Funds or their shareholders. Accordingly, the Board concluded that the fees charged under the New Investment Advisory Agreements would be reasonable in light of the services to be provided and the expected profitability of DMC.

Economies of Scale. The Trustees considered whether economies of scale would be realized by Delaware Investments as each Fund’s assets increase and the extent to which any economies of scale would be reflected in the management fees charged. The Trustees took into account DMC’s practice of maintaining the competitive nature of management fees based on its analysis of fees charged by comparable funds. DMC management believed, and the Board agreed, that the Funds were priced with breakpoints and relatively low management fees to reflect potential economies of scale to Fund shareholders.

Other Fund information
(Unaudited)
Delaware Diversified Income Fund

Board Consideration of New Investment Advisory Agreement (continued)

The Board also acknowledged Macquarie Group’s statement that the Transaction would not by itself immediately provide additional economies of scale given Macquarie Group’s limited presence in the U.S. mutual fund market. Nonetheless, the Trustees concluded that additional economies of scale could potentially be achieved in the future if DMC were owned by Macquarie Group as a result of Macquarie Group’s willingness to invest further in Delaware Investments if appropriate opportunities arise. The Board further concluded that potential economies of scale could be achieved as a result of Delaware Investments’ expanded distribution capabilities arising from the Transaction, as well as opportunities that might arise from Macquarie Group’s global asset management business.

Fall-Out Benefits. The Board acknowledged that DMC would continue to benefit from soft dollar arrangements using portfolio brokerage of each Fund that invests in equity securities and that DMC’s profitability would likely be somewhat lower without the benefit of practices with respect to allocating Fund portfolio brokerage for brokerage and research services. The Board also considered that Macquarie Group and Delaware Investments may derive reputational, strategic, and other benefits from their association with the Delaware Investments Family of Funds, including service relationships with DMC, DSC, and Delaware Distributors, L.P., and evaluated the extent to which Delaware Investments might derive ancillary benefits from Fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of Fund brokerage to improve trading efficiencies. However, the Board concluded that (i) any such benefits under the New Investment Advisory Agreements would not be dissimilar from those existing under the Current Investment Advisory Agreements; (ii) such benefits did not impose a cost or burden on the Funds or their shareholders; and (iii) such benefits would probably have an indirectly beneficial effect on the Funds and their shareholders because of the added importance that DMC and Macquarie Group might attach to the Funds as a result of the fall-out benefits that the Funds conveyed.

Board Review of Macquarie Group. The Trustees reviewed detailed information supplied by Macquarie Group about its operations as well as other information regarding Macquarie Group provided by independent legal counsel to the independent Trustees. Based on this review, the Trustees concluded that Delaware Investments would continue to have the financial ability to maintain the high quality of services required by the Funds. The Trustees noted that there would be a limited transition period during which some services previously provided by LNC to Delaware Investments would continue to be provided by LNC after the Closing, and concluded that this arrangement would help minimize disruption in Delaware Investments’ provision of services to the Funds following the Transaction.

The Board considered Macquarie Group’s support for Delaware Investments’ plans for Fund distribution by transferring wholesalers from Lincoln Financial Distributors, Inc., LNC’s retail distributor, to Delaware Investments, and Macquarie Group’s current intention to leave the Funds’ other service providers in place. The Board also considered Macquarie Group’s current strategic plans to increase its asset management activities, one of its core businesses, particularly in North America, and its statement that its acquisition of DMC is an important component of this strategic growth and the establishment of a significant presence in the United States. Based in part on the information provided by DMC and Macquarie Group, the Board concluded that Macquarie Group’s acquisition of Delaware Investments could potentially enhance the nature, quality, and extent of services provided to the Funds and their shareholders.

Conclusion. The Board concluded that the advisory fee rate under each New Investment Advisory Agreement was reasonable in relation to the services provided and that execution of the New Investment Advisory Agreement would be in the best interests of the shareholders. For each Fund, the Trustees noted that they had concluded in their most recent advisory agreement continuance considerations in May 2009 that the management fees and total expense ratios were at acceptable levels in light of the quality of services provided to the Funds and in comparison to those of the Funds’ respective peer groups; that the advisory fee schedule would not be increased and would stay the same for all of the Funds; that the total expense ratio had not changed materially since that determination; and that DMC had represented that the overall expenses for each Fund were not expected to be adversely affected by the Transaction. The Trustees also noted, with respect to the Funds that currently had the benefit of voluntary fee limitations, that Macquarie Group had no present intention to cause DMC to alter any voluntary expense limitations or reimbursements currently in effect. On that basis, the Trustees concluded that the total expense ratios and proposed advisory fees for the Funds anticipated to result from the Transaction were acceptable. In approving each New Investment Advisory Agreement, the Board stated that it anticipated reviewing the continuance of the New Investment Advisory Agreement in advance of the expiration of the initial two-year period.

Change in Independent Registered Public Accounting Firm
Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (“E&Y”) has resigned as the independent registered public accounting firm for Delaware Group® Adviser Funds (the “Fund”) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Fund, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLC (“PwC”) to serve as the independent registered public accounting firm for the Fund for the fiscal year ending October 31, 2010. During the fiscal years ended October 31, 2009 and 2008, E&Y’s audit reports on the financial statements of the Fund did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Fund and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Fund nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Fund’s financial statements.

About the organization

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments®
Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall
College
Lancaster, PA
	Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA	Ann R. Leven Consultant ARL Associates New York, NY Thomas F. Madison President and Chief Executive Officer MLM Partners, Inc. Minneapolis, MN	Janet L. Yeomans Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers

David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Senior Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware Diversified Income Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Diversified Income Fund and the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com.

The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s Web site at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s Web site at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at www.delawareinvestments.com; and (ii) on the SEC’s Web site at www.sec.gov.

Semiannual report Delaware U.S. Growth Fund April 30, 2010 Growth equity mutual fund
This semiannual report is for the information of Delaware U.S. Growth Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware U.S. Growth Fund.

The figures in the semiannual report for Delaware U.S. Growth Fund represent past results, which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

You should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The Delaware U.S. Growth Fund prospectus contains this and other important information about the Fund. Prospectuses for all open-end funds in the Delaware Investments® Family of Funds are available from your financial advisor, online at www.delawareinvestments.com, or by phone at 800 523-1918. Please read the prospectus carefully before you invest or send money.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit www.delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware U.S. Growth Fund at www.delawareinvestments.com.

Manage your investments online
24-hour access to your account information Obtain share prices Check your account balance and recent transactions Request statements or literature Make purchases and redemptions

On January 4, 2010, Delaware Management Holdings, Inc., and its subsidiaries (collectively known by the marketing name of Delaware Investments) were sold by a subsidiary of Lincoln National Corporation to Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services. Please see your Fund’s prospectus and any supplements thereto for more complete information.

Investments in Delaware U.S. Growth Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Table of contents
Disclosure of Fund expenses	1
Sector allocation and top 10 holdings	3
Statement of net assets	4
Statement of operations	8
Statements of changes in net assets	10
Financial highlights	12
Notes to financial statements	22
Other Fund information	33
About the organization	42

Unless otherwise noted, views expressed herein are current as of April 30, 2010, and are subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2010 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Disclosure of Fund expenses
For the period November 1, 2009 to April 30, 2010

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2009 to April 30, 2010.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

Delaware U.S. Growth Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	11/1/09	4/30/10	Expense Ratio	11/1/09 to 4/30/10*
Actual Fund return
Class A	$1,000.00	$1,146.80	1.03%	$5.48
Class B	1,000.00	1,143.40	1.78%	9.46
Class C	1,000.00	1,143.70	1.78%	9.46
Class R	1,000.00	1,146.40	1.28%	6.81
Institutional Class	1,000.00	1,148.40	0.78%	4.15
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.69	1.03%	$5.16
Class B	1,000.00	1,015.97	1.78%	8.90
Class C	1,000.00	1,015.97	1.78%	8.90
Class R	1,000.00	1,018.45	1.28%	6.41
Institutional Class	1,000.00	1,020.93	0.78%	3.91

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2

Sector allocation and top 10 holdings
Delaware U.S. Growth Fund	As of April 30, 2010

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Sector	Percentage of net assets
Common Stock²	99.97%
Consumer Discretionary	13.14%
Consumer Staples	5.44%
Energy	4.31%
Financial Services	17.88%
Health Care	17.19%
Materials & Processing	4.80%
Producer Durables	2.81%
Technology	34.40%
Discount Note	0.08%
Securities Lending Collateral	7.96%
Total Value of Securities	108.01%
Obligation to Return Securities Lending Collateral	(8.13%)
Receivables and Other Assets Net of Liabilities	0.12%
Total Net Assets	100.00%

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Holdings	Percentage of net assets
Apple	6.08%
Visa Class A	4.49%
EOG Resources	4.31%
Google Class A	4.29%
QUALCOMM	4.25%
Allergan	4.24%
Crown Castle International	4.09%
Medco Health Solutions	4.00%
Intuit	3.96%
VeriSign	3.88%

3

Statement of net assets
Delaware U.S. Growth Fund	April 30, 2010 (Unaudited)

		Number of shares	Value
Common Stock – 99.97%²
Consumer Discretionary – 13.14%
	Lowe’s	637,200	$17,280,864
*	NIKE Class B	270,000	20,495,700
*†	priceline.com	82,000	21,488,100
*	Staples	840,000	19,765,200
			79,029,864
Consumer Staples – 5.44%
	Procter & Gamble	240,000	14,918,400
*	Walgreen	506,000	17,785,900
			32,704,300
Energy – 4.31%
*	EOG Resources	231,200	25,922,144
			25,922,144
Financial Services – 17.88%
	Bank of New York Mellon	597,100	18,587,723
	CME Group	62,000	20,361,420
†	IntercontinentalExchange	182,000	21,226,660
*	MasterCard Class A	82,000	20,339,280
*	Visa Class A	299,500	27,023,885
			107,538,968
Health Care – 17.19%
	Allergan	400,000	25,476,000
†	Gilead Sciences	450,500	17,871,335
†	Medco Health Solutions	408,400	24,062,928
	Novo Nordisk ADR	275,000	22,577,500
	UnitedHealth Group	444,000	13,457,640
			103,445,403
Materials & Processing – 4.80%
*	Praxair	164,900	13,813,673
	Syngenta ADR	298,100	15,057,031
			28,870,704
Producer Durables – 2.81%
*	Expeditors International Washington	415,000	16,907,100
			16,907,100

4

	Number of shares	Value
Common Stock (continued)
Technology – 34.40%
† Adobe Systems	470,000	$15,787,300
† Apple	140,000	36,556,800
*† Crown Castle International	650,000	24,602,500
† Google Class A	49,100	25,799,104
*† Intuit	658,000	23,793,280
QUALCOMM	660,100	25,572,274
† Symantec	864,900	14,504,373
† Teradata	585,000	17,005,950
*† VeriSign	855,300	23,324,031
		206,945,612
Total Common Stock (cost $501,155,974)		601,364,095

	Principal amount
≠Discount Note – 0.08%
Federal Home Loan Bank 0.06% 5/3/10	$474,003	474,001
Total Discount Note (cost $474,001)		474,001

Total Value of Securities Before Securities
Lending Collateral – 100.05% (cost $501,629,975)		601,838,096

	Number of shares
Securities Lending Collateral** – 7.96%
Investment Companies
Mellon GSL DBT II Collateral Fund	44,012,073	44,012,073
BNY Mellon SL DBT II Liquidating Fund	3,841,425	3,799,170
@†Mellon GSL Reinvestment Trust II	1,028,851	43,726
Total Securities Lending Collateral (cost $48,882,349)		47,854,969

Total Value of Securities – 108.01%
(cost $550,512,324)		649,693,065	©
Obligation to Return Securities
Lending Collateral** – (8.13%)		(48,882,349)
Receivables and Other Assets
Net of Liabilities – 0.12%		731,632
Net Assets Applicable to 45,357,976
Shares Outstanding – 100.00%		$601,542,348

5

Statement of net assets
Delaware U.S. Growth Fund

Net Asset Value – Delaware U.S. Growth Fund
Class A ($100,851,856 / 7,919,490 Shares)	$12.73
Net Asset Value – Delaware U.S. Growth Fund
Class B ($5,215,774 / 467,348 Shares)	$11.16
Net Asset Value – Delaware U.S. Growth Fund
Class C ($13,322,140 / 1,101,348 Shares)	$12.10
Net Asset Value – Delaware U.S. Growth Fund
Class R ($2,414,214 / 192,679 Shares)	$12.53
Net Asset Value – Delaware U.S. Growth Fund
Institutional Class ($479,738,364 / 35,677,111 Shares)	$13.45

Components of Net Assets at April 30, 2010:
Shares of beneficial interest (unlimited authorization – no par)	$714,938,270
Accumulated net realized loss on investments	(212,576,663)
Net unrealized appreciation of investments	99,180,741
Total net assets	$601,542,348

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
≠	The rate shown is the effective yield at the time of purchase.
†	Non income producing security.
*	Fully or partially on loan.
**	See Note 8 in “Notes to financial statements.”
©	Includes $49,604,254 of securities loaned.
@	Illiquid security. At April 30, 2010, the aggregate amount of illiquid securities was $43,726, which represented 0.01% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

ADR – American Depositary Receipt

6

Net Asset Value and Offering Price Per Share –
Delaware U.S. Growth Fund
Net asset value Class A (A)	$12.73
Sales charges (5.75% of offering price) (B)	0.78
Offering price	$13.51

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchase of $50,000 or more.

See accompanying notes

7

Statement of operations
Delaware U.S. Growth Fund	Six Months Ended April 30, 2010 (Unaudited)

Investment Income:
Dividends	$2,779,813
Securities lending income	53,395
Interest	507
Foreign tax withheld	(82,383)	$2,751,332

Expenses:
Management fees	2,012,110
Dividend disbursing and transfer agent fees and expenses	637,230
Distribution expenses – Class A	195,038
Distribution expenses – Class B	27,732
Distribution expenses – Class C	68,579
Distribution expenses – Class R	7,048
Accounting and administration expenses	125,328
Registration fees	58,059
Reports and statements to shareholders	43,536
Legal fees	34,868
Audit and tax	25,016
Trustees’ fees	19,044
Insurance fees	10,054
Custodian fees	6,530
Consulting fees	3,113
Dues and services	2,551
Trustees’ expenses	1,434
Pricing fees	1,305	3,278,575
Less fees waived		(512,838)
Less waived distribution expenses – Class A		(32,251)
Less waived distribution expenses – Class R		(1,175)
Total operating expenses		2,732,311
Net Investment Income		19,021

Net Realized and Unrealized Gain on Investments:
Net gain on investments		5,743,998
Net change in unrealized appreciation/depreciation of investments		82,264,907
Net Realized and Unrealized Gain on Investments		88,008,905

Net Increase in Net Assets Resulting from Operations		$88,027,926

See accompanying notes

8

Statements of changes in net assets
Delaware U.S. Growth Fund

	Six Months	Year
	Ended	Ended
	4/30/10	10/31/09
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$19,021	$948,591
Net realized gain (loss) on investments	5,743,998	(160,008,386)
Net change in unrealized
appreciation/depreciation of investments	82,264,907	243,473,405
Net increase in net assets resulting from operations	88,027,926	84,413,610

Dividends and Distributions to Shareholders from:
Net investment income:
Institutional Class	(350,085)	(876,059)
	(350,085)	(876,059)

Capital Share Transactions:
Proceeds from shares sold:
Class A	9,054,594	27,814,569
Class B	104,537	98,129
Class C	620,171	1,758,927
Class R	329,428	1,444,871
Institutional Class	30,842,354	110,626,790

Net asset value of shares issued upon reinvestment
of dividends:
Institutional Class	289,308	715,737
	41,240,392	142,459,023

10

	Six Months	Year
	Ended	Ended
	4/30/10	10/31/09
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(55,071,117)	$(46,753,162)
Class B	(1,216,698)	(3,682,015)
Class C	(2,244,199)	(5,037,863)
Class R	(580,579)	(1,713,901)
Institutional Class	(78,733,737)	(253,655,218)
	(137,846,330)	(310,842,159)
Decrease in net assets derived from capital share transactions	(96,605,938)	(168,383,136)
Net Decrease in Net Assets	(8,928,097)	(84,845,585)

Net Assets:
Beginning of period	610,470,445	695,316,030
End of period (including undistributed net investment
income of $— and $152,604, respectively)	$601,542,348	$610,470,445

See accompanying notes

11

Financial highlights
Delaware U.S. Growth Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income (loss) to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes

12

Six Months Ended	Year Ended
4/30/101	10/31/09		10/31/08	10/31/07		10/31/06		10/31/05
(Unaudited)
$11.100	$9.380		$15.760	$13.110		$12.700		$10.620

(0.010)	0.001		(0.019)	(0.036)		(0.043)		(0.020)
1.640	1.719		(6.361)	2.686		0.453		2.100
1.630	1.720		(6.380)	2.650		0.410		2.080

$12.730	$11.100		$9.380	$15.760		$13.110		$12.700

14.68%	18.34%		(40.49% )	20.21%		3.23%		19.59%

$100,852	$128,702		$127,819	$193,287		$109,854		$38,566
1.03%	1.00%		1.01%	1.05%		1.05%		1.15%

1.25%	1.31%		1.18%	1.18%		1.22%		1.46%
(0.16% )	0.00%		(0.15% )	(0.26%	)	(0.34%	)	(0.17%	)

(0.38% )	(0.31%	)	(0.32% )	(0.39%	)	(0.51%	)	(0.48%	)
14%	30%		35%	30%		25%		65%

13

Financial highlights
Delaware U.S. Growth Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

14

Six Months Ended	Year Ended
4/30/101	10/31/09		10/31/08	10/31/07		10/31/06		10/31/05
(Unaudited)
$9.760	$8.310		$14.070	$11.790		$11.500		$9.690

(0.047)	(0.058)		(0.106)	(0.121)		(0.123)		(0.091)
1.447	1.508		(5.654)	2.401		0.413		1.901
1.400	1.450		(5.760)	2.280		0.290		1.810

$11.160	$9.760		$8.310	$14.070		$11.790		$11.500

14.34%	17.45%		(40.94% )	19.34%		2.52%		18.68%

$5,216	$5,564		$8,352	$19,350		$22,563		$28,431
1.78%	1.75%		1.76%	1.76%		1.75%		1.85%

1.95%	2.01%		1.88%	1.84%		1.87%		2.11%
(0.91% )	(0.75%	)	(0.90% )	(0.97%	)	(1.04%	)	(0.87%	)

(1.08% )	(1.01%	)	(1.02% )	(1.05%	)	(1.16%	)	(1.13%	)
14%	30%		35%	30%		25%		65%

15

Financial highlights
Delaware U.S. Growth Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

16

Six Months Ended	Year Ended
4/30/101	10/31/09		10/31/08	10/31/07		10/31/06		10/31/05
(Unaudited)
$10.580	$9.010		$15.250	$12.780		$12.460		$10.500

(0.052)	(0.065)		(0.115)	(0.131)		(0.131)		(0.099)
1.572	1.635		(6.125)	2.601		0.451		2.059
1.520	1.570		(6.240)	2.470		0.320		1.960

$12.100	$10.580		$9.010	$15.250		$12.780		$12.460

14.37%	17.43%		(40.92% )	19.33%		2.57%		18.67%

$13,322	$13,112		$14,536	$24,406		$22,641		$9,327
1.78%	1.75%		1.76%	1.76%		1.75%		1.85%

1.95%	2.01%		1.88%	1.84%		1.87%		2.11%
(0.91% )	(0.75%	)	(0.90% )	(0.97%	)	(1.04%	)	(0.87%	)

(1.08% )	(1.01%	)	(1.02% )	(1.05%	)	(1.16%	)	(1.13%	)
14%	30%		35%	30%		25%		65%

17

Financial highlights
Delaware U.S. Growth Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes

18

Six Months Ended	Year Ended
4/30/101	10/31/09		10/31/08	10/31/07		10/31/06		10/31/05
(Unaudited)
$10.930	$9.260		$15.600	$13.000		$12.620		$10.590

(0.024)	(0.022)		(0.050)	(0.065)		(0.070)		(0.051)
1.624	1.692		(6.290)	2.665		0.450		2.081
1.600	1.670		(6.340)	2.600		0.380		2.030

$12.530	$10.930		$9.260	$15.600		$13.000		$12.620

14.64%	18.03%		(40.64% )	20.00%		3.01%		19.17%

$2,414	$2,336		$2,055	$1,529		$669		$354
1.28%	1.25%		1.26%	1.26%		1.25%		1.42%

1.55%	1.61%		1.48%	1.44%		1.47%		1.71%
(0.41% )	(0.25%	)	(0.40% )	(0.47%	)	(0.54%	)	(0.44%	)

(0.68% )	(0.61%	)	(0.62% )	(0.65%	)	(0.76%	)	(0.73%	)
14%	30%		35%	30%		25%		65%

19

Financial highlights
Delaware U.S. Growth Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income (loss) to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

20

Six Months Ended	Year Ended
4/30/101	10/31/09	10/31/08	10/31/07		10/31/06		10/31/05
(Unaudited)
$11.710	$9.890	$16.580	$13.750		$13.280		$11.080

0.006	0.024	0.014	0.005		(0.005)		0.015
1.743	1.813	(6.704)	2.825		0.475		2.185
1.749	1.837	(6.690)	2.830		0.470		2.200

(0.009)	(0.017)	—	—		—		—
(0.009)	(0.017)	—	—		—		—

$13.450	$11.710	$9.890	$16.580		$13.750		$13.280

14.84%	18.48%	(40.35% )	20.58%		3.54%		19.86%

$479,738	$460,756	$542,554	$671,819		$569,335		$274,424
0.78%	0.75%	0.76%	0.76%		0.75%		0.85%

0.95%	1.01%	0.88%	0.84%		0.87%		1.11%
0.09%	0.25%	0.10%	0.03%		(0.04%	)	0.13%

(0.08% )	(0.01% )	(0.02% )	(0.05%	)	(0.16%	)	(0.13%	)
14%	30%	35%	30%		25%		65%

21

Notes to financial statements
Delaware U.S. Growth Fund	April 30, 2010 (Unaudited)

Delaware Group® Adviser Funds (Trust) is organized as a Delaware statutory trust and offers two series: Delaware Diversified Income Fund and Delaware U.S. Growth Fund. These financial statements and the related notes pertain to Delaware U.S. Growth Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4.00% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek long-term capital appreciation by investing in equity securities of companies believed to have the potential for sustainable free cash flow growth.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. Investment companies are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility

22

that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (October 31, 2006 – October 31, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At April 30, 2010, the Fund held no investments in repurchase agreements.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

23

Notes to financial statements
Delaware U.S. Growth Fund

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financials reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $9,864 for the six months ended April 30, 2010. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended April 30, 2010.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion and 0.50% on average daily net assets in excess of $2.5 billion.

24

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse expenses in order to prevent total annual fund operating expenses (excluding any 12b-1 plan expenses and certain other expenses) from exceeding 0.85% of the Fund’s average daily net assets from March 1, 2010 through February 28, 2011. These waivers and reimbursements may only be terminated by agreement of DMC and the Fund. Prior to March 1, 2010, DMC had voluntarily agreed to waive that portion, if any, of its management fee and reimburse expenses in order to prevent total annual fund operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) from exceeding 0.75% of the Fund’s average daily net assets.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended April 30, 2010, the Fund was charged $15,734 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and services expenses. DDLP has contracted to limit the Class A and Class R shares’ 12b-1 fees through February 28, 2011 to no more than 0.25% and 0.50%, respectively of the classes’ average daily net assets.

25

Notes to financial statements
Delaware U.S. Growth Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

At April 30, 2010, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$263,619
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	43,662
Distribution fees payable to DDLP	37,963
Other expenses payable to DMC and affiliates*	13,280

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended April 30, 2010, the Fund was charged $ 20,437 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the six months ended April 30, 2010, DDLP earned $313 for commissions on sales of the Fund’s Class A shares. For the six months ended April 30, 2010, DDLP received gross CDSC commissions of $-, $2,072 and $482 on redemption of the Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the six months ended April 30, 2010, the Fund made purchases of $43,520,340 and sales of $136,595,740 of investment securities other than short-term investments.

At April 30, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At April 30, 2010, the cost of investments was $560,671,572. At April 30, 2010, the net unrealized appreciation was $89,021,493, of which $101,168,512 related to unrealized appreciation of investments and $12,147,019 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability.

26

Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of April 30, 2010:

	Level 1	Level 2	Level 3	Total
Common Stock	$601,364,095	$—	$—	$601,364,095
Short-Term	—	474,001	—	474,001
Securities Lending Collateral	44,012,073	3,799,170	43,726	47,854,969
Total	$645,376,168	$4,273,171	$43,726	$649,693,065

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Lending
Collateral
Balance as of 10/31/09	$103
Net change in unrealized appreciation/depreciation	43,623
Balance as of 4/30/10	$43,726
Net change in unrealized appreciation/depreciation
from investments still held as of 4/30/10	$43,623

In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduces new disclosure requirements and clarifies certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for the Fund’s year ending October 31, 2011 and interim periods therein. Management is evaluating the impact of this update on its current disclosures.

27

Notes to financial statements
Delaware U.S. Growth Fund

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended April 30, 2010 and the year ended October 31, 2009 was as follows:

	Six Months Ended	Year Ended
	4/30/10*	10/31/09
Ordinary income	$350,085	$876,059

*Tax information for the six months ended April 30, 2010 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of April 30, 2010, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$714,938,270
Realized gains 11/1/09 – 4/30/10	6,275,937
Capital loss carryforwards as of 10/31/09	(208,693,352)
Unrealized appreciation of investments	89,021,493
Net assets	$601,542,348

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operating losses. Results of operations and net assets were not affected by these reclassifications. For the six months ended April 30, 2010, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed net investment income	$178,460
Paid-in capital	(178,460)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at October 31, 2009 will expire as follows: $3,172,510 expires in 2010; $18,785,096 expires in 2011, $19,213,751 expires in 2014, $10,733,056 expires in 2016 and $156,788,939 expires in 2017.

For the six months ended April 30, 2010, the Fund had capital gains of $6,275,937, which may reduce the capital loss carryforwards.

28

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	4/30/10	10/31/09
Shares sold:
Class A	742,173	3,103,225
Class B	9,733	12,789
Class C	53,371	209,156
Class R	27,662	160,764
Institutional Class	2,394,886	11,400,383

Shares issued upon reinvestment of dividends:
Institutional Class	22,979	77,798
	3,250,804	14,964,115
Shares repurchased:
Class A	(4,416,872)	(5,137,084)
Class B	(112,215)	(447,870)
Class C	(190,974)	(583,630)
Class R	(48,612)	(168,999)
Institutional Class	(6,071,277)	(26,983,851)
	(10,839,950)	(33,321,434)
Net decrease	(7,589,146)	(18,357,319)

For the six months ended April 30, 2010 and year ended October 31, 2009, 65,619 Class B shares were converted to 57,621 Class A shares valued at $715,363 and 254,521 Class B shares were converted to 224,783 Class A shares valued at $2,099,300, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statements of changes in net assets.

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $35,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The agreement expires on November 16, 2010. The Fund had no amounts outstanding as of April 30, 2010 or at any time during the period then ended.

29

Notes to financial statements
Delaware U.S. Growth Fund

8. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the BNY Mellon Securities Lending Overnight Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may only hold cash and high quality assets with a maturity of one business day or less (Cash/Overnight Assets). The Fund also has cash collateral invested in the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), which generally holds the portfolio securities of the Fund’s previous cash collateral pool other than its Cash/Overnight Assets. The Liquidating Fund invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Fund will not make additional investments of cash collateral in the Liquidating Fund; the Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. Both the Collective Trust and the Liquidating Fund seek to maintain a net asset value per unit of $1.00, but there can be no assurance that they will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust and the Liquidating Fund. This could occur if an investment in the Collective Trust or the Liquidating Fund defaulted or if it were necessary to liquidate assets in the Collective Trust or the Liquidating Fund to meet returns on outstanding security loans at a time when their net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust or the Liquidating Fund that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities

30

and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At April 30, 2010, the value of securities on loan was $49,604,254, for which the Fund received collateral, comprised of non-cash collateral valued at $1,835,744, and cash collateral of $48,882,349. At April 30, 2010, the value of invested collateral was $47,854,969. Investments purchased with cash collateral are presented on the statement of net assets under the caption “Securities Lending Collateral”.

9. Credit and Market Risk

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of April 30, 2010, there were no Rule 144A securities. Illiquid securities have been identified on the statement of net assets.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

31

Notes to financial statements
Delaware U.S. Growth Fund

11. Sale of Delaware Investments to Macquarie Group

On August 18, 2009, Lincoln National Corporation (former parent company of Delaware Investments) and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, DDLP and DSC, would be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). The Transaction was completed on January 4, 2010. DMC, DDLP and DSC are now wholly owned subsidiaries of Macquarie.

The Transaction resulted in a change of control of DMC which, in turn, caused the termination of the investment management agreement between DMC and the Fund. On January 4, 2010, the new investment management agreement between DMC and the Fund that was approved by the shareholders became effective.

12. Subsequent Events

Management has determined no material events or transactions occurred subsequent to April 30, 2010 that would require recognition or disclosure in the Fund’s financial statements.

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Other Fund information
(Unaudited)
Delaware U.S. Growth Fund

Proxy Results

At Joint Special Meetings of Shareholders of Delaware Group® Adviser Funds (the “Trust”), on behalf of Delaware U.S. Growth Fund (the “Fund”), held on November 12, 2009 and reconvened on March 16, 2010, the shareholders of the Fund voted to (i) elect a Board of Trustees for the Trust; and to (ii) approve a new investment advisory agreement between the Trust, on behalf of the Fund, and Delaware Management Company. At the meeting, the following people were elected to serve as Independent Trustees: Thomas L. Bennett, John A. Fry, Anthony D. Knerr, Lucinda S. Landreth, Ann R. Leven, Thomas F. Madison, Janet L. Yeomans, and J. Richard Zecher. In addition, Patrick P. Coyne was elected to serve as an Interested Trustee.

The following proposals were submitted for a vote of the shareholders:

1. To elect a Board of Trustees for the Trust.

		% of	% of		% of	% of
		Outstanding	Shares		Outstanding	Shares
	Shares Voted For	Shares	Voted	Shares Withheld	Shares	Voted
Thomas L. Bennett	378,758,011.098	61.784	96.900	12,118,772.901	1.977	3.100
Patrick P. Coyne	378,678,515.425	61.771	96.879	12,198,268.574	1.990	3.121
John A. Fry	378,828,685.376	61.796	96.918	12,048,098.623	1.965	3.082
Anthony D. Knerr	378,719,683.408	61.778	96.890	12,157,100.591	1.983	3.110
Lucinda S. Landreth	378,782,489.294	61.788	96.906	12,094,294.705	1.973	3.094
Ann R. Leven	378,657,849.916	61.768	96.874	12,218,934.083	1.993	3.126
Thomas F. Madison	378,392,919.247	61.725	96.806	12,483,864.752	2.036	3.194
Janet L. Yeomans	378,845,810.940	61.798	96.922	12,030,973.059	1.963	3.078
J. Richard Zecher	378,753,748.427	61.783	96.899	12,123,035.572	1.978	3.101

2.	To approve a new investment advisory agreement between each Fund and Delaware Management Company, a series of Delaware Management Business Trust.

Shares Voted For	22,222,608.607
Percentage of Outstanding Shares	41.655%
Percentage of Shares Voted	74.505%
Shares Voted Against	266,954.435
Percentage of Outstanding Shares	0.501%
Percentage of Shares Voted	0.895%
Shares Abstained	417,607,215
Percentage of Outstanding Shares	0.783%
Percentage of Shares Voted	1.400%
Broker Non-Votes	6,919,953.333

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Other Fund information
(Unaudited)
Delaware U.S. Growth Fund

Board Consideration of New Investment Advisory Agreement

At a meeting held on September 3, 2009 (the “Meeting”), the Board of Trustees of the Delaware Investments® Family of Funds (the “Board”), including the independent Trustees, unanimously approved a new investment advisory agreement between each registrant on behalf of each series (each, a “Fund” and together, the “Funds”) and Delaware Management Company (“DMC”) in connection with the sale of Delaware Investments’ advisory business to Macquarie Bank Limited (the “Macquarie Group”) (the “Transaction”). In making its decision, the Board considered information furnished specifically in connection with the approval of the new investment advisory agreements with DMC (the “New Investment Advisory Agreements”) which included extensive materials about the Transaction and matters related to the proposed approvals. To assist the Board in considering the New Investment Advisory Agreements, Macquarie Group provided materials and information about Macquarie Group, including detailed written responses to the questions posed by the independent Trustees. DMC also provided materials and information about the Transaction, including detailed written responses to the questions posed by the independent Trustees.

At the Meeting, the Trustees discussed the Transaction with DMC management and with key Macquarie Group representatives. The Meeting included discussions of the strategic rationale for the Transaction and Macquarie Group’s general plans and intentions regarding the Funds and DMC. The Board members also inquired about the plans for, and anticipated roles and responsibilities of, key employees and officers of Delaware Management Holdings Inc. and DMC in connection with the Transaction.

In connection with the Trustees’ review of the New Investment Advisory Agreements for the Funds, DMC and/or Macquarie Group emphasized that:
  They expected that there would be no adverse changes as a result of the Transaction, in the nature, quality, or extent of services currently provided to the Funds and their shareholders, including investment management, distribution, or other shareholder services.

  No material changes in personnel or operations were contemplated in the operation of DMC under Macquarie Group as a result of the Transaction and no material changes were currently contemplated in connection with third party service providers to the Funds.

  Macquarie Group had no intention to cause DMC to alter the voluntary expense waivers and reimbursements currently in effect for the Funds.

  Under the agreement between Macquarie Group and Lincoln National Corporation (“LNC”) (the “Transaction Agreement”), Macquarie Group has agreed to conduct, and to cause its affiliates to conduct, their respective businesses in compliance with the conditions of Section 15(f) of the Investment Company Act of 1940 (the “1940 Act”) with respect to the Funds, to the extent within its control, including maintaining Board composition of at least 75% of the Board members qualifying as independent Trustees and not imposing any “unfair burden” on the Funds for at least two years from the closing of the Transaction (the “Closing”).
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In addition to the information provided by DMC and Macquarie Group as described above, the Trustees also considered all other factors they believed to be relevant to evaluating the New Investment Advisory Agreements, including the specific matters discussed below. In their deliberations, the Trustees did not identify any particular information that was controlling, and different Trustees may have attributed different weights to the various factors. However, for each Fund, the Trustees determined that the overall arrangements between the Fund and DMC, as provided in the respective New Investment Advisory Agreement, including the proposed advisory fee and the related administration arrangements between the Fund and DMC, were fair and reasonable in light of the services to be performed, expenses incurred, and such other matters as the Trustees considered relevant. Factors evaluated included:
  The potential for expanding distribution of Fund shares through access to Macquarie Group’s existing distribution channels;

  Delaware Investments’ acquisition of an exclusive wholesaling sales force from a subsidiary of LNC;

  The reputation, financial strength, and resources of Macquarie Group as well as its historic and ongoing commitment to the asset management business in Australia as well as other parts of the world;

  The terms and conditions of the New Investment Advisory Agreements, including that each Fund’s total contractual fee rate under the New Investment Advisory Agreement will remain the same;

  The Board’s full annual review (or initial approval) of the current investment advisory agreements at their in-person meeting in May 2009 as required by the 1940 Act and its determination that (i) DMC had the capabilities, resources, and personnel necessary to provide the satisfactory advisory and administrative services currently provided to each Fund and (ii) the advisory and/or management fees paid by each Fund, taking into account any applicable fee waivers and breakpoints, represented reasonable compensation to DMC in light of the services provided, the costs to DMC of providing those services, economies of scale, and the fees and other expenses paid by similar funds and such other matters that the Board considered relevant in the exercise of its reasonable judgment;

  The portfolio management teams for the Funds are not currently expected to change as a result of the Transaction;

  LNC and Macquarie Group were expected to execute a reimbursement agreement pursuant to which LNC and Macquarie Group would agree to pay (or reimburse) all reasonable out-of-pocket costs and expenses of the Funds in connection with the Board’s consideration of the Transaction, the New Investment Advisory Agreements and related agreements, and all costs related to the proxy solicitation (the “Expense Agreement”);
35

Other Fund information
(Unaudited)
Delaware U.S. Growth Fund

Board Consideration of New Investment Advisory Agreement (continued)
  The likelihood that Macquarie Group would invest additional amounts in Delaware Investments, including DMC, which could result in increased assets under management, which in turn would allow some Funds the potential opportunity to achieve economies of scale and lower fees payable by Fund shareholders; and

  The compliance and regulatory history of Macquarie Group and its affiliates.
In making their decision relating to the approval of each Fund’s New Investment Advisory Agreement, the independent Trustees gave attention to all information furnished. The following discussion, however, identifies the primary factors taken into account by the Trustees and the conclusions reached in approving the New Investment Advisory Agreements.

Nature, Extent, and Quality of Service. The Trustees considered the services historically provided by DMC to the Funds and their shareholders. In reviewing the nature, extent, and quality of services, the Board considered that the New Investment Advisory Agreements would be substantially similar to the current investment advisory agreements between the Funds and DMC (the “Current Investment Advisory Agreements”), and therefore, considered the many reports furnished to them throughout 2008 and 2009 at regular Board meetings covering matters such as the relative performance of the Funds; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Funds; the compliance of management personnel with the code of ethics adopted throughout the Delaware Investments Family of Funds complex; and the adherence to fair value pricing procedures as established by the Board. The Trustees were pleased with the current staffing of DMC and the emphasis placed on research and risk management in the investment process. Favorable consideration was given to DMC’s efforts to maintain expenditures and, in some instances, increase financial and human resources committed to Fund matters.

The Board also considered the transfer agent and shareholder services that would continue to be provided to Fund shareholders by DMC’s affiliate, Delaware Service Company, Inc. (“DSC”). The Trustees noted, in particular, DSC’s commitment to maintain a high level of service as well as DMC’s expenditures to improve the delivery of shareholder services. The Board was assured that shareholders would continue to receive the benefits provided to Fund shareholders by being part of the Delaware Investments Family of Funds, including each shareholder’s ability to exchange an investment in one Delaware Investments Fund for the same class of shares in another Delaware Investments Fund without a sales charge, to reinvest Fund dividends into additional shares of any of the Funds, and the privilege to combine holdings in other Funds to obtain a reduced sales charge.

Based on the information provided by DMC and Macquarie Group, including that Macquarie Group and DMC currently expected no material changes as a result of the Transaction in (i) personnel or operations of DMC or (ii) third party service providers to the Funds, the Board concluded that the satisfactory nature, extent, and quality of services currently provided to the Funds and their shareholders were very likely to continue under the New Investment Advisory

36

Agreements. Moreover, the Board concluded that the Funds would probably benefit from the expanded distribution resources that would become available to Delaware Investments following the Transaction. The Board also concluded that it was very unlikely that any “unfair burden” would be imposed on any of the Funds for the first two years following the Closing as a result of the Transaction. Consequently, the Board concluded that it did not expect the Transaction to result in any adverse changes in the nature, quality, or extent of services (including investment management, distribution or other shareholder services) currently provided to the Funds and their shareholders.

Investment Performance. The Board considered the overall investment performance of DMC and the Funds. The Trustees placed significant emphasis on the investment performance of the Funds in view of its importance to shareholders. Although the Trustees gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Trustees gave particular weight to their review of investment performance in connection with the approval of the Current Investment Advisory Agreements at the Board meeting held in May 2009. At that meeting, the Trustees reviewed reports prepared by Lipper, Inc., an independent statistical compilation organization (“Lipper”), which showed each Fund’s investment performance as of December 31, 2008 in comparison to a group of funds selected by Lipper as being similar to the Fund (the “Performance Universe”). During the May 2009 agreement review process, the Trustees observed the significant improvements to relative investment performance of the Funds compared to the Funds’ performance as of December 31, 2007.

At their meeting on September 3, 2009, the Trustees, including the independent Trustees in consultation with their independent counsel, reviewed the investment performance of each Fund. The Trustees compared the performance of each Fund relative to that of its respective Performance Universe for the 1-, 3-, 5-, and 10-year periods ended June 30, 2009 and compared its relative investment performance against the corresponding relative investment performance of each Fund for such time periods ended December 31, 2008, to the extent applicable. As of June 30, 2009, 30 of the Funds had investment performance relative to that of the respective Performance Universe that was better than the corresponding relative investment performance at December 31, 2008 for all applicable time periods. At June 30, 2009, an additional 6 Funds had investment performance relative to that of their respective Performance Universe that was better than the corresponding relative investment performance at December 31, 2008 for a majority of the applicable time periods. At June 30, 2009, 15 additional Funds had investment performance relative to that of their respective Performance Universe that was better than the corresponding relative performance at December 31, 2008 and only 29 Funds had poorer relative investment performance at June 30, 2009 compared to that at December 31, 2008.

The Board therefore concluded that the investment performance of the Funds, on an aggregate basis, had continued to improve relative to their respective Performance Universe since the data reviewed at the May 2009 meeting. Based on information provided by DMC and Macquarie Group, the Board concluded that neither the Transaction nor the New Investment Advisory Agreement would likely have an adverse effect on the investment performance of any Fund because (i) DMC

37

Other Fund information
(Unaudited)
Delaware U.S. Growth Fund

Board Consideration of New Investment Advisory Agreement (continued)

and Macquarie Group did not currently expect the Transaction to cause any material change to the Funds’ portfolio management teams responsible for investment performance, which the Board found to be satisfactory and improving; and (ii) as discussed in more detail below, the Funds’ expenses were not expected to increase as a result of the Transaction.

Comparative Expenses. The Trustees also considered expense comparison data for the Funds previously provided in May 2009. At that meeting, DMC had provided the Board with information on pricing levels and fee structures for the Funds and comparative funds. The Trustees focused on the comparative analysis of the effective management fees and total expense ratios of each Fund versus the effective management fees and expense ratios of a group of funds selected by Lipper as being similar to each Fund (the “Expense Group”). In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into account any applicable breakpoints and fee limitations. Each Fund’s total expenses were also compared with those of its Expense Group. The Trustees also considered fees paid to Delaware Investments for nonmanagement services. At the September 3, 2009 meeting, DMC advised the Board that the more recent comparative expenses for the Funds remained consistent with the previous review in May 2009 and, consequently, the Trustees concluded that expenses of the Funds were satisfactory.

The Board also considered the Expense Agreement under negotiation in evaluating Fund expenses. The Trustees expected that the Expense Agreement would provide that LNC and Macquarie Group would pay or reimburse the Trusts for all reasonable out-of-pocket costs and expenses in connection with the Transaction and the consideration of the New Investment Advisory Agreements (subject to certain limited exceptions).

Based on information provided by DMC and Macquarie Group, the Board concluded that neither the Transaction nor the New Investment Advisory Agreements likely would have an adverse effect on the Funds’ expenses because (i) each Fund’s contractual fee rates under the New Investment Advisory Agreement would remain the same; (ii) under the Expense Agreement, the Funds would be reimbursed for all reasonable out-of-pocket costs and expenses in connection with the Transaction and the related proxy solicitation (subject to certain limited exceptions); and (iii) the expense ratios of certain Funds might decline as a result of the possible increased investment in Delaware Investments by Macquarie Group, as discussed below under “Economies of Scale.”

Management Profitability. At their meeting on September 3, 2009, the Board evaluated DMC’s profitability in connection with the operation of the Funds. The Board had previously considered DMC’s profitability in connection with the operation of the Funds at its May 2009 meeting. At that meeting, the Board reviewed an analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the Funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability.

38

At the May 2009 meeting, representatives of DMC had stated that the level of profits of DMC, to a certain extent, reflect operational cost savings and efficiencies initiated by Delaware Investments (including DMC and its affiliates that provide services to the Funds). The Board considered Delaware Investments’ efforts to improve services provided to Fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide U.S. Securities and Exchange Commission initiatives. At that meeting, the Board found that the management fees were reasonable in light of the services rendered and the level of profitability of DMC. At the September 3, 2009 meeting, DMC advised the Board that DMC did not expect the Transaction to affect materially the profitability of Delaware Investments compared to the level of profitability considered during the May 2009 review. Moreover, the Trustees reviewed pro forma balance sheets of certain key companies in Delaware Investments as of June 30, 2009 (which were provided by Macquarie Group and DMC in response to the Trustees’ requests) and evaluated the projections of Delaware Investments’ capitalization following the Transaction for purposes of evaluating the financial ability of Delaware Investments to continue to provide the nature, extent, and quality of services as it had under the Current Investment Advisory Agreement.

Based on information provided by DMC and Macquarie Group, the Board concluded that DMC and Delaware Investments would be sufficiently capitalized following the Transaction to continue the same level and quality of services to the Funds under the New Investment Advisory Agreements as was the case under the Current Investment Advisory Agreements. The Board also concluded that Macquarie Group had sufficient financial strength and resources, as well as an ongoing commitment to a global asset management business, to continue investing in Delaware Investments, including DMC, to the extent that Macquarie Group determined it was appropriate. Finally, because services and costs were expected to be substantially the same (and DMC had represented that, correspondingly, profitability would be about the same), under the New Investment Advisory Agreements as under the Current Investment Advisory Agreements, the Trustees concluded that the profitability of Delaware Investments would not result in an inequitable charge on the Funds or their shareholders. Accordingly, the Board concluded that the fees charged under the New Investment Advisory Agreements would be reasonable in light of the services to be provided and the expected profitability of DMC.

Economies of Scale. The Trustees considered whether economies of scale would be realized by Delaware Investments as each Fund’s assets increase and the extent to which any economies of scale would be reflected in the management fees charged. The Trustees took into account DMC’s practice of maintaining the competitive nature of management fees based on its analysis of fees charged by comparable funds. DMC management believed, and the Board agreed, that the Funds were priced with breakpoints and relatively low management fees to reflect potential economies of scale to Fund shareholders.

The Board also acknowledged Macquarie Group’s statement that the Transaction would not by itself immediately provide additional economies of scale given Macquarie Group’s limited presence in the U.S. mutual fund market. Nonetheless, the Trustees concluded that additional economies of scale could potentially be achieved in the future if DMC were owned by Macquarie Group as a

39

Other Fund information
(Unaudited)
Delaware U.S. Growth Fund

Board Consideration of New Investment Advisory Agreement (continued)

result of Macquarie Group’s willingness to invest further in Delaware Investments if appropriate opportunities arise. The Board further concluded that potential economies of scale could be achieved as a result of Delaware Investments’ expanded distribution capabilities arising from the Transaction, as well as opportunities that might arise from Macquarie Group’s global asset management business.

Fall-Out Benefits. The Board acknowledged that DMC would continue to benefit from soft dollar arrangements using portfolio brokerage of each Fund that invests in equity securities and that DMC’s profitability would likely be somewhat lower without the benefit of practices with respect to allocating Fund portfolio brokerage for brokerage and research services. The Board also considered that Macquarie Group and Delaware Investments may derive reputational, strategic, and other benefits from their association with the Delaware Investments Family of Funds, including service relationships with DMC, DSC, and Delaware Distributors, L.P., and evaluated the extent to which Delaware Investments might derive ancillary benefits from Fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of Fund brokerage to improve trading efficiencies. However, the Board concluded that (i) any such benefits under the New Investment Advisory Agreements would not be dissimilar from those existing under the Current Investment Advisory Agreements; (ii) such benefits did not impose a cost or burden on the Funds or their shareholders; and (iii) such benefits would probably have an indirectly beneficial effect on the Funds and their shareholders because of the added importance that DMC and Macquarie Group might attach to the Funds as a result of the fall-out benefits that the Funds conveyed.

Board Review of Macquarie Group. The Trustees reviewed detailed information supplied by Macquarie Group about its operations as well as other information regarding Macquarie Group provided by independent legal counsel to the independent Trustees. Based on this review, the Trustees concluded that Delaware Investments would continue to have the financial ability to maintain the high quality of services required by the Funds. The Trustees noted that there would be a limited transition period during which some services previously provided by LNC to Delaware Investments would continue to be provided by LNC after the Closing, and concluded that this arrangement would help minimize disruption in Delaware Investments’ provision of services to the Funds following the Transaction.

The Board considered Macquarie Group’s support for Delaware Investments’ plans for Fund distribution by transferring wholesalers from Lincoln Financial Distributors, Inc., LNC’s retail distributor, to Delaware Investments, and Macquarie Group’s current intention to leave the Funds’ other service providers in place. The Board also considered Macquarie Group’s current strategic plans to increase its asset management activities, one of its core businesses, particularly in North America, and its statement that its acquisition of DMC is an important component of this strategic growth and the establishment of a significant presence in the United States. Based in part on

40

the information provided by DMC and Macquarie Group, the Board concluded that Macquarie Group’s acquisition of Delaware Investments could potentially enhance the nature, quality, and extent of services provided to the Funds and their shareholders.

Conclusion. The Board concluded that the advisory fee rate under each New Investment Advisory Agreement was reasonable in relation to the services provided and that execution of the New Investment Advisory Agreement would be in the best interests of the shareholders. For each Fund, the Trustees noted that they had concluded in their most recent advisory agreement continuance considerations in May 2009 that the management fees and total expense ratios were at acceptable levels in light of the quality of services provided to the Funds and in comparison to those of the Funds’ respective peer groups; that the advisory fee schedule would not be increased and would stay the same for all of the Funds; that the total expense ratio had not changed materially since that determination; and that DMC had represented that the overall expenses for each Fund were not expected to be adversely affected by the Transaction. The Trustees also noted, with respect to the Funds that currently had the benefit of voluntary fee limitations, that Macquarie Group had no present intention to cause DMC to alter any voluntary expense limitations or reimbursements currently in effect. On that basis, the Trustees concluded that the total expense ratios and proposed advisory fees for the Funds anticipated to result from the Transaction were acceptable. In approving each New Investment Advisory Agreement, the Board stated that it anticipated reviewing the continuance of the New Investment Advisory Agreement in advance of the expiration of the initial two-year period.

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (“E&Y”) has resigned as the independent registered public accounting firm for Delaware Group® Adviser Funds (the “Fund”) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Fund, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLC (“PwC”) to serve as the independent registered public accounting firm for the Fund for the fiscal year ending October 31, 2010. During the fiscal years ended October 31, 2008 and October 31, 2009, E&Y’s audit reports on the financial statements of the Fund did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Fund and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Fund nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Fund’s financial statements.

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About the organization

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments®
Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall
College
Lancaster, PA
	Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA	Ann R. Leven Consultant ARL Associates New York, NY Thomas F. Madison President and Chief Executive Officer MLM Partners, Inc. Minneapolis, MN	Janet L. Yeomans Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers

David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Senior Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware U.S. Growth Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware U.S. Growth Fund and the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com.

The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s Web site at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s Web site at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at www.delawareinvestments.com; and (ii) on the SEC’s Web site at www.sec.gov.

42

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

          Not applicable.

     (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

     (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

          Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware Group® Adviser Funds

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	June 23, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	June 23, 2010

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	June 23, 2010